Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _______	☐

Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (612) 340-7215

NAME AND ADDRESS OF AGENT FOR SERVICE

James M. Odland

625 Fourth Avenue South

Minneapolis, Minnesota 55415

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (b)(1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Thrivent Financial for Lutherans

Prospectuses

Flexible Premium Deferred Variable Annuity

May 1, 2006

Thrivent Variable Annuity Account I
Thrivent Series Fund, Inc.

THRIVENT VARIABLE ANNUITY ACCOUNT I

PROSPECTUS

FOR

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com

This Prospectus describes a flexible premium deferred variable annuity contract (the “Contract”) (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the “Prior Contract”) (form # W-BB-FPVA) and which is being replaced by the Contract. Appendix C to the Prospectus describes the differences between the Contract and the Prior Contract.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc. and Transamerica Investment Management, LLC)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and
T. Rowe Price International, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Fidelity Management & Research Company)

Thrivent Large Cap Growth Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent High Yield Portfolio II

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated May 1, 2006. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by calling us at 1-800-THRIVENT (1-800-847-4836) or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the SAI may be found on Page 40 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is May 1, 2006.

2

3

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)	7%[1]
Transfer Charge (after 12 free transfers)	$25[2]
Commuted Value Charge (for surrender of settlement option)	0.25%[3]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Administrative Charge	$30[4]
Annual Subaccount Expenses*
(as a percentage of average net assets in the Subaccount)
Maximum Risk Charge	Years 1-7[5]
With Basic Death Benefit Only	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.45%
With Premium Accumulation Death Benefit (PADB)	1.65%
With Earnings Addition Death Benefit (EADB)	1.50%
With MADB and PADB	1.75%
With MADB and EADB	1.60%
With PADB and EADB	1.80%
With MADB, PADB, and EADB	1.90%
With Basic Death Benefit Only and Return Protection Allocation (RPA)	2.00%[6]
With MADB and RPA	2.20%[6]
Total Annual Subaccount Expenses	2.20%

* After Seven years, the risk charge is decreased as follows:
Maximum Risk Charge	After 7 Years[5]
With Basic Death Benefit Only	1.15%
With Maximum Anniversary Death Benefit (MADB)	1.35%
With Premium Accumulation Death Benefit (PADB)	1.55%
With Earnings Addition Death Benefit (EADB)	1.40%
With MADB and PADB	1.65%
With MADB and EADB	1.50%
With PADB and EADB	1.70%
With MADB, PADB, and EADB	1.80%
With Basic Death Benefit Only and Return Protection Allocation (RPA)	1.90%[6]
With MADB and RPA	2.10%[6]
Total Annual Subaccount Expenses	2.10%

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FEE AND EXPENSE TABLES

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

Total Annual Portfolio Operating Expenses[7]	Minimum	Maximum
(expenses that are deducted from the Portfolio assets, including management fees and other expenses)	0.35%	1.50%

Examples

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. The Examples illustrate expenses for a Contract without any optional death benefits or Return Protection Allocation and a Contract with the Maximum Anniversary Death Benefit and Return Protection Allocation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

♦	For a Contract without any optional death benefits or Return Protection Allocation, if you surrender or annuitize your Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$842	$950	$1,086	$1,416	$1,329	$1,891	$2,078	$3,302

♦	For a Contract without any optional death benefits or Return Protection Allocation, if you do not surrender your Contract:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$192	$308	$593	$939	$1,015	$1,594	$2,078	$3,302

♦	For a Contract with the Maximum Anniversary Death Benefit and Return Protection Allocation, if you surrender or annuitize your Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$913	$1,038	$1,303	$1,680	$1,700	$2,331	$2,859	$4,161

♦	For a Contract with the Maximum Anniversary Death Benefit and Return Protection Allocation, if you do not surrender your Contract:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$268	$402	$820	$1,217	$1,396	$2,047	$2,859	$4,161

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Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years eight and later. The surrender charge also will be deducted if the annuity payments begin during the first seven Contract Years, except under certain circumstances as described in “Surrender Charge (Contingent Deferred Sales Charge).”

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% higher than the interest rate used to determine the annuity payments.

4 An annual administrative charge of up to $30 may apply to a Contract if (a) the Accumulated Value of the Contract on the Contract Anniversary is less than $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is less than $15,000, and (c) the sum of premiums paid less all surrenders made during the Contract Year just ended less than $2,400. See Charges and Deductions—Annual Administrative Charge.

5 The table for the Annual Subaccount Expenses shows the risk charge for a contract issued with the basic death benefit, with the various death benefit options, or with the Return Protection Allocation. Prior to the Annuity Date, the charge will be based upon the Accumulated Value attributable to the Subaccounts (“variable investments”). The shaded table shows the maximum risk charge for Contract Years 1-7, and the table in note shows the maximum risk charge for Contract Years eight and later. The risk charge shown for the Contract after 7 years is the guaranteed charge. We currently expect the risk charge for Contract Years eight and later to be 0.15% lower than the amount shown in the table. In the future, we may change the risk charge for Contract Years eight and later, but it will never be greater than the guaranteed charge shown in the table. On or after the Annuity Date, the Annual Subaccount Expenses will be 1.25%. See Charges and Deductions—Risk Charge. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

6 The amount shown is based on the guaranteed charge for the Return Protection Allocation. The current charge for a Contract with the Return Protection Allocation is 0.20% lower than the amount shown in the table. We may change the current charge for the Return Protection Allocation in the future, but it will never be greater than the guaranteed charge.

7 Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.35% to 1.24%. The reimbursements may be discontinued at any time.

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SUMMARY

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”). We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts—Dollar Cost Averaging and The Contracts—Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Return Protection Allocations. Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts (“RP Subaccounts”) for either a seven-year or ten-year period.

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from other Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. You may request 12 free transfers per Contract Year. After the Annuity Date, you may change the percentage

7

SUMMARY

allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. However, you may no longer transfer out of the Fixed Account after the Annuity Date. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contracts—Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. In addition, for an additional charge, you may purchase any combination of three death benefit options which may increase the death benefit if the Annuitant dies before the Annuity Date:

♦	the Maximum Anniversary Death Benefit;

♦	the Premium Accumulation Death Benefit; or

♦	the Earnings Addition Death Benefit.

These benefits are not available in all states.

See The Contracts—Death Benefit Before the Annuity Date and The Contracts—Death Benefit Options.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix B.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the

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THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

“1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

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INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the Contract’s Accumulated Value to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. The RP Subaccounts are only available if you select a Return Protection Allocation for the corresponding period of time. See The Contracts—Return Protection Allocations. The Subaccounts and corresponding Portfolios are:

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Subaccount	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Subaccount II	Thrivent Mid Cap Growth Portfolio II
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Subaccount	Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Subaccount II	Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent High Yield Subaccount II	Thrivent High Yield Portfolio II
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

10

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth by implementing an asset allocation strategy.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Thrivent Partner Mid Cap Value Subaccount. To achieve long-term growth of capital.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

11

INVESTMENT OPTIONS

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500®* Index by investing primarily in common stocks of the Index.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and Thrivent Bond Index Portfolios.

Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”) which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Thrivent High Yield Portfolio II. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as “junk bonds.”

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

12

INVESTMENT OPTIONS

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws;

♦	Changes in Federal income tax law;

♦	Changes in the investment management of the Fund, or

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

♦	Turner Investment Partners, Inc. and Transamerica Investment Management, LLC serve as subadvisers for Thrivent Partner Small Cap Growth Portfolio.

♦	T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.

♦	Goldman Sachs Asset Management, L.P. serves as subadviser for Thrivent Partner Mid Cap Value Portfolio.

♦	T. Rowe Price International, Inc. and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.

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INVESTMENT OPTIONS

♦	Fidelity Management & Research Company serves as subadviser for Thrivent Partner All Cap Portfolio. FMR Co., Inc. serves as the Portfolio’s sub-subadviser.

The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account (“MVA Account”). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some

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INVESTMENT OPTIONS

periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment (“MVA”).

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:

(n/12)

        [(1 + i)/(1 + j + .0025)] -1

where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;

j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of “n” months, then “j” will be determined by linear interpolation of rates for maturity periods closest to n months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

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INVESTMENT OPTIONS

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, “i” is equal to 9%, “j” is equal to 9.25%, and “n” is equal to 60. To calculate the MVA, we divide the sum of 1.00 and “i”, 1.09, by the sum of 1.00 and “j” and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or “n”/12th power. From this amount, .977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If “j” had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 (“1933 Act”), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

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THE CONTRACT

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Mgt. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

♦	The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.

♦	How you want your premiums allocated among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations.

♦	Whether you allocate any premium to an RPA.

♦	The death benefit options which you want.

♦	The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant. Premium amounts greater than $1 million will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $5 million.

Processing Your Application

We will process your application when we receive it. Your Contract’s Date of Issue is the date you sign the application. If we determine that your application is in good order, we will approve it within two days after we receive it. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.

The minimum you may allocate to an RP Subaccount is $10,000. If you allocate an amount less than $10,000 to an RP Subaccount, we will allocate that amount to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the

17

THE CONTRACT

same Portfolio as the RP Subaccount for which the allocation was intended. If you allocate an amount greater than $10,000 to an RP Subaccount and do not provide the full amount of the allocation with your application, we will allocate the partial amount received that you designate for an RP Subaccount to the corresponding asset allocation Subaccount. Once the full amount is received, you can request to add the Return Protection Allocation and transfer the amount to the RP Subaccount by submitting a signed Thrivent Financial Return Protection Allocation Request to our Service Center. The Return Protection Allocation will not be added until we receive your request at our Service Center in good order.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, and that will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing written notice of cancellation to our Service Center or a registered representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value, except in those states which require a refund of all premiums that you have paid.

In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount at the Subaccount Accumulation Unit Value for your Contract.

We credit your Contract with Accumulation Units in a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or

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THE CONTRACT

♦	The amount necessary to satisfy a return protection guarantee is added to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	You make a surrender from that Subaccount;

♦	Transfer charges are applied against the Subaccount; or

♦	The annual administrative charge is applied to the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies according to whether any death benefit options or Return Protection Allocations have been selected and the total accumulated value in the Subaccounts. A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)	Is the sum of:

(a)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(b)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus

(c)	A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

(2)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3)	Is the risk charge we deduct for each day in the Valuation Period and is based upon the daily accumulated value in each Subaccount. For Accumulation Unit Values, the risk charge is based upon the total accumulated value in the Subaccounts and whether you have selected any death benefit options or Return Protection Allocations. For Contracts without those optional benefits, the risk charge for Accumulation Unit Value is 1.25% for the first seven years of the Contract and 1.15% thereafter. In the future, we may change the risk charge for a Contract after 7 years, but it will never be greater than the amount shown in the table on page 5. The risk charge for Annuity Unit Values is 1.25%.

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period.

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THE CONTRACT

If we know that your Contract will not meet this requirement on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Return Protection Allocations

Your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts for either a seven-year or ten-year period (“Return Protection Allocation”). There are currently five Subaccounts, designated “RP Subaccounts,” providing the guaranteed rates for the periods and investment styles shown in the table below:

Waiting Period	Moderately Conservative Allocation	Moderate Allocation	Moderately Aggressive Allocation

7 Years	1.5% return	Return of allocation amount	N/A

10 Years	2.0% return	1.0% return	Return of allocation amount

Each RP Subaccount invests in a Portfolio of the Fund that invests in turn in other Portfolios of the Fund. For each RP Subaccount, there is a corresponding Subaccount that invests in the same Portfolio as the RP Subaccount. The corresponding Subaccount differs from the RP Subaccount in that there is no investment guarantee associated with allocations to the corresponding Subaccount. The corresponding Subaccounts serve as investment vehicles for moneys that are not intended for, could not qualify for, or lost their qualifications for, the investment guarantees associated with the RP Subaccounts.

We guarantee that the accumulated value of a Return Protection Allocation (“RPA”) at the end of its allocation period will be equal to the allocation amount accumulated for the duration of the allocation period at the effective annual interest rate for that RPA (as described in the table above) adjusted as follows:

(1)	As of the day that a partial surrender is made, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that surrender.

(2)	On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.

An RPA must be at least $10,000. This amount may be funded by a premium payment or by transfers from other investment options. On any Valuation Date you may not have more than one seven-year and one ten-year RPA, and an allocation to an RPA may not be made if your Contract includes either the Premium Accumulation Death Benefit or the Earnings Addition Death Benefit. Furthermore, during the first two years you have an RPA, you may not make a transfer from your accumulated value in an RP Subaccount to any other investment option.

Each RPA may not have an expiration date later than either the Annuity Date or the Contract Anniversary on which the Annuitant attains age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains age 90). An RPA automatically terminates on the earlier of its expiration date or the date that Death Benefits are calculated. You may only terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). An RPA will terminate upon the death of the Annuitant at which time the RPA’s accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP

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THE CONTRACT

Subaccount. An RPA may be terminated during its first two years, but only by requesting a surrender of the accumulated value of the RPA, and a surrender charge may apply An RPA may be terminated more than two years after the date of its allocation by (1) requesting a surrender of the accumulated value of the RPA, for which a surrender charge may apply, or (2) requesting that the RPA’s accumulated value be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount.

At the end of an allocation period for an RPA, if the amount allocated to that RPA is at least $10,000, it will be applied on the expiration date as a new RPA, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The RPA will be applied to the same RP Subaccount and for the same period as the expired RPA, provided that the period does not extend beyond the date described above and that it is still offered by us. If the amount of the RPA is less than $10,000 or if the allocation period would extend beyond the date described above or is no longer available, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount. We will notify you at least 45 days before the end of an allocation period for an RPA.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. The amount of the death benefit will be the sum of (1) and (2) where

(1)	Is the greatest of:

(a)	The Basic Death Benefit;

(b)	The Maximum Anniversary Death Benefit, if any; and

(c)	The Premium Accumulation Death Benefit, if any.

(2)	Is the amount of the Earnings Addition Death Benefit, if any.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP Subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount.

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions—Settlement Options.

Basic Death Benefit

The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)	As of the day a premium is received by us, the sum is increased by the amount of that premium.

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THE CONTRACT

(2)	As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.

Death Benefit Options

Death Benefit Options are not available if any Annuitant(s) attained age is 74 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:

(1)	As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2)	As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)	The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and

(2)	Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum of the amount calculated above on the Age 80 Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)	The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)	The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual administrative charges taken after that anniversary. As of a day that a partial surrender or annual

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THE CONTRACT

administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value must be paid within five years of the owner’s death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.

Spouse Election to Continue the Contract

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:

(1)	any portion of the increase based on amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount; and

(2)	any portion of the increase based on an RP Subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP Subaccount

If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.

If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death of Annuitant After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.

Surrender (Redemption)

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by submitting a signed Thrivent Financial surrender form to our Service Center.

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THE CONTRACT

The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.

If you have completed the Telephone Transaction Authorization Form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender as described above among the Subaccounts, the Fixed Account, and each Fixed Period Allocation.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.

You must have a Medallion Signature Guarantee if you want to do any of the following:

Surrender a value of more than $100,000;

Send proceeds to an address other than the one listed on your account; or

Make the check payable to someone other than the current owner(s).

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THE CONTRACT

A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial Surrender form and have the signature (s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	By telephone after completing a Telephone Transaction Authorization Form.

We will make the transfer at the end of the Valuation Period during which we receive your request. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:

♦	The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.

♦	Transfers to and from an RP Subaccount are subject to the requirements for Return Protection Allocations.

♦	The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

♦	The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

♦	You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Abusive Trading Policies and Monitoring Processes

We do not allow short-term and excessive transfers and other abusive trading practices, and we do not accommodate frequent purchases and redemptions except as described below. Abusive trading by contract owners can disrupt portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding subaccount.

We have adopted the following policies to combat abusive trading practices. Several different tactics are used to reduce the frequency and effect of abusive trading within the subaccounts. We may use a combination of monitoring contract owner activity and restricting contract owner transfers. When monitoring contract owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount

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THE CONTRACT

of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

We may deem the transfer out of all or a substantial portion of a contract owner’s subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in abusive trading activity, we will request you to cease such activity immediately. If we determine that you are continuing to engage in abusive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject, restrict or cancel any transfer request, without notice for any reason.

Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading.

Dollar Cost Averaging

Your Contract provides for two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than RP Subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

Neither dollar cost averaging program allows you to make automatic transfers to the Fixed Account or a Fixed Period Allocation. To participate in a dollar cost averaging program, complete the Dollar Cost Averaging Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request a Dollar Cost Averaging Form. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. In the application for your Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts other than RP Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.

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THE CONTRACT

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least $200 from the Thrivent Money Market Subaccount to one or more other Subaccounts except the RP Subaccounts and the Fixed Account. The transfers will be made on the date you specify in your application for automatic transfers and will continue until the earlier of (1) the date the amount in the Thrivent Money Market Subaccount is less than the total amount to be transferred on that date, or (2) the date we receive Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to terminate automatic transfers.

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability, cost or expense when we, our representatives and employees act in accordance with the telephone instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction processed after you have completed the Telephone Transaction Authorization Form is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions. We reserve the right to suspend or limit telephone transactions.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.

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THE CONTRACT

♦	Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We are not bound by an assignment unless we receive notice of it in writing at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.

No Beneficiary change shall take effect unless received by the Society at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to the Society while the insured was alive. Such beneficiary change shall be null and void where the Society has made a good faith payment of the proceeds or has taken other action before receiving the change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.

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CHARGES AND DEDUCTIONS

Surrender Charges
Contract Year	Percent Applied
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%

After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:

♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under “Annuity Provisions—Settlement Options”) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V or 5V described under “Annuity Provisions—Settlement Options.”

♦	Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦	Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant’s total disability (as defined in your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

♦	Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant’s spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

♦	Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

♦	Loss of the Annuitant’s Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

♦	Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

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CHARGES AND DEDUCTIONS

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of three basic types:

♦	Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

♦	Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.

As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more death benefit options or RPAs. The Fee and Expense Tables set forth above list the risk charges for the various death benefits and/or the RPA for a Contract. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25%.

If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Annual Administrative Charge

On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:

(1)	the Accumulated Value on that day is less than $15,000; and

(2)	the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and

(3)	the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.

The administrative charge will be $30 or, if less, 2% of the Accumulated Value on that Contract Anniversary. It will be taken from the Contract’s interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract’s Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.

Transfer Charge

You may make 12 free transfers in each Contract Year. Subsequent transfers (other than the dollar cost averaging and asset rebalancing programs) will incur a $25 transfer charge.

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CHARGES AND DEDUCTIONS

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract’s cash surrender value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. In general, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 90) or (2) seven years after the Issue Age. You may select a date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions. The new Annuity Date will generally not be extended past the Annuity Date stated in the Contract.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash

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ANNUITY PROVISIONS

surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds by a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis or both. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

♦	Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

♦	Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

In addition to these options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the

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ANNUITY PROVISIONS

settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate (“AIR”) and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments begin prior to 2010, there is no age adjustment. If the annuity payments begin during the years 2010 through 2019, the Annuitant’s Age is reduced one year. For each decade thereafter, the Annuitant’s Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made.

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ANNUITY PROVISIONS

Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant’s age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (1) x (2) x (3) where:

(1)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3)	Is a discount factor equivalent to the assumed investment rate.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

34

GENERAL PROVISIONS

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency

This provision applies only to values in the General Account and the MVA Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center.

35

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

36

FEDERAL TAX STATUS

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

37

FEDERAL TAX STATUS

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under the annuity income option then in effect and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the contract at the time of the transfer. In such a case, the transferee’s investment in the contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is

38

FEDERAL TAX STATUS

includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

39

FEDERAL TAX STATUS

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. A Roth IRA may not accept rollover contributions from other qualified plans.

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading “The Contracts—Surrender (Redemption)” unless one of the above conditions is satisfied.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly transferred to certain Qualified Plans.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

40

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund’s shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

41

SALES AND OTHER AGREEMENTS

Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us. Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

42

STATEMENT OF ADDITIONAL INFORMATION

Below is a copy of the Table of Contents included in the Statement of Additional Information. To obtain a copy of this document, complete and mail the form below.

Introduction
Distribution of the Contracts
Standard and Poor’s Disclaimer
Independent Registered Public Accounting Firm and Financial Statements
Financial Statements of Variable Account
Financial Statements of Thrivent Financial

To obtain the FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT Statement of Additional Information, send this request form to:

Thrivent Financial for Lutherans

4321 North Ballard Road

Appleton, Wisconsin 54919-0001

Please send me a copy of the most recent FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT SAI FOR THRIVENT VARIABLE ANNUITY ACCOUNT I.

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

43

APPENDIX A—DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment. A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403, 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

44

APPENDIX A—DEFINITIONS

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order by Thrivent Financial.

45

APPENDIX B—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.

For each Subaccount, there are multiple Accumulation Unit Values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. The tables include Accumulation Unit Values for each of the following possible death benefit combinations:

Basic Death Benefit (all Contracts)	Options A and C
Maximum Anniversary Death Benefit (Option A)	Options B and C
Premium Accumulation Death Benefit (Option B)	Options A, B, and C
Earnings Addition Death Benefit (Option C)	Basic Death Benefit and Return Protection Allocation
Options A and B	Option A and Return Protection Allocation

Series 2005 Contracts issued after April 29, 2005

Thrivent Aggressive Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.35	$11.33	$11.32	$11.33	$11.31	$11.32	$11.31	$11.30
Number of Accumulation Units Outstanding at end of period	649,945	1,009,613	9,059	8,454	66,059	71,768	44	90,394

Thrivent Moderate Aggressive Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.12	$11.10	$11.09	$11.10	$11.08	$11.09	$11.08	$11.07	$11.08	$11.06
Number of Accumulation Units Outstanding at end of period	1,980,898	3,768,285	52,310	11,209	176,645	90,903	0	320,092	551,097	537,064

46

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Moderate Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.91	$10.89	$10.88	$10.89	$10.87	$10.88	$10.86	$10.86	$10.86	$10.85
Number of Accumulation Units Outstanding at end of period	2,674,412	4,550,781	75,145	39,276	247,500	74,057	4,662	544,111	1,016,135	1,328,061
Thrivent Moderate Conservative Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.65	$10.63	$10.62	$10.63	$10.61	$10.62	$10.61	$10.60	$10.61	$10.60
Number of Accumulation Units Outstanding at end of period	1,320,867	1,610,234	17,775	27,795	81,431	37,972	0	289,729	1,200,722	1,252,329

Thrivent Technology Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.73	$11.71	$11.69	$11.71	$11.69	$11.70	$11.68	$11.67
Number of Accumulation Units Outstanding at end of period	39,065	47,320	136	0	2,553	307	0	5,026
Thrivent Partner Small Cap Growth Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.85	$11.83	$11.82	$11.83	$11.81	$11.82	$11.80	$11.80
Number of Accumulation Units Outstanding at end of period	65,277	41,556	131	429	1,083	2,672	413	4,357
Thrivent Partner Small Cap Value Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Number of Accumulation Units Outstanding at end of period	80,914	133,156	353	577	8,361	802	738	4,990

47

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Small Cap Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.59	$11.57	$11.56	$11.57	$11.55	$11.56	$11.55	$11.54
Number of Accumulation Units Outstanding at end of period	150,257	258,318	2,224	1,984	25,510	7,367	57	16,995
Thrivent Small Cap Index Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.52	$11.51	$11.49	$11.50	$11.48	$11.49	$11.48	$11.47
Number of Accumulation Units Outstanding at end of period	145,192	179,300	3,900	230	8,808	1,588	417	13,900
Thrivent Mid Cap Growth Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.88	$11.86	$11.85	$11.86	$11.84	$11.85	$11.84	$11.83
Number of Accumulation Units Outstanding at end of period	101,960	87,790	34	367	8,531	4,322	1,052	11,576
Thrivent Mid Cap Growth Subaccount II1
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.87	$11.85	$11.84	$11.85	$11.83	$11.84	$11.83	$11.82
Number of Accumulation Units Outstanding at end of period	6,279	15,009	0	116	177	123	0	2,670
Thrivent Partner Mid Cap Value Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.45	$11.43	$11.42	$11.43	$11.41	$11.42	$11.41	$11.40
Number of Accumulation Units Outstanding at end of period	26,234	63,794	177	314	1,857	772	0	2,329

48

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.00	$11.99	$11.97	$11.98	$11.96	$11.98	$11.96	$11.95
Number of Accumulation Units Outstanding at end of period	193,666	306,576	2,567	12,710	20,707	6,880	56	21,489
Thrivent Mid Cap Index Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.65	$11.63	$11.62	$11.63	$11.61	$11.62	$11.60	$11.60
Number of Accumulation Units Outstanding at end of period	112,914	201,206	6,753	271	14,225	3,837	0	11,859
Thrivent Partner International Stock Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.68	$11.66	$11.65	$11.66	$11.64	$11.65	$11.63	$11.63
Number of Accumulation Units Outstanding at end of period	625,612	883,864	12,031	2,590	35,356	18,128	1,094	36,127
Thrivent Partner All Cap Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.01.80	$11.99	$11.97	$11.99	$11.97	$11.98	$11.96	$11.95
Number of Accumulation Units Outstanding at end of period	69,89331	79,900	242	2,144	13,307	2,128	0	3,667
Thrivent Large Cap Growth Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.37	$11.36	$11.34	$11.35	$11.33	$11.35	$11.33	$11.32
Number of Accumulation Units Outstanding at end of period	447,101	638,953	6,978	1,244	28,458	17,907	0	34,588

49

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount II1
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.38	$11.36	$11.35	$11.36	$11.34	$11.35	$11.33	$11.33
Number of Accumulation Units Outstanding at end of period	15,710	15,082	0	0	389	0	0	1,844
Thrivent Partner Growth Stock Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.28	$11.26	$11.25	$11.26	$11.24	$11.25	$11.23	$11.23
Number of Accumulation Units Outstanding at end of period	90,229	107,948	170	120	3,206	5,766	1,097	7,422
Thrivent Large Cap Value Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.83	$10.82	$10.80	$10.81	$10.79	$10.81	$10.79	$10.78
Number of Accumulation Units Outstanding at end of period	394,472	552,756	4,118	7,049	21,636	11,015	2,278	29,811
Thrivent Large Cap Stock Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.89	$10.87	$10.86	$10.87	$10.85	$10.86	$10.85	$10.84
Number of Accumulation Units Outstanding at end of period	324,629	561,236	8,413	1,748	39,818	16,972	0	36,454
Thrivent Large Cap Index Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.82	$10.80	$10.79	$10.80	$10.78	$10.79	$10.78	$10.77
Number of Accumulation Units Outstanding at end of period	330,750	374,420	11,527	214	30,174	9,670	0	12,954

50

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Real Estate Securities Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.50	$11.48	$11.47	$11.48	$11.46	$11.47	$11.46	$11.45
Number of Accumulation Units Outstanding at end of period	233,060	340,605	3,503	1,220	28,359	5,066	1,579	41,915
Thrivent Balanced Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.54	$10.53	$10.51	$10.52	$10.50	$10.52	$10.50	$10.49
Number of Accumulation Units Outstanding at end of period	92,534	191,037	880	3,940	14,528	1,768	0	12,024
Thrivent High Yield Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.51	$10.50	$10.48	$10.49	$10.47	$10.48	$10.47	$10.46
Number of Accumulation Units Outstanding at end of period	157,227	238,115	2,971	452	11,963	9,682	573	12,855
Thrivent High Yield Subaccount II
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.49	$10.48	$10.46	$10.47	$10.46	$10.47	$10.45	$10.44
Number of Accumulation Units Outstanding at end of period	35,577	44,295	319	0	1,778	0	0	201
Thrivent Income Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.10	$10.08	$10.07	$10.08	$10.06	$10.07	$10.06	$10.05
Number of Accumulation Units Outstanding at end of period	316,696	463,600	4,916	5,601	33,444	19,379	0	21,157

51

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Bond Index Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.05	$10.04	$10.03	$10.04	$10.02	$10.03	$10.02	$10.01
Number of Accumulation Units Outstanding at end of period	226,366	298,851	7,702	0	17,483	6,617	1,779	16,695
Thrivent Limited Maturity Bond Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.08	$10.07	$10.05	$10.06	$10.05	$10.06	$10.04	$10.04
Number of Accumulation Units Outstanding at end of period	360,812	523,319	6,471	253	18,391	16,298	0	17,074
Thrivent Mortgage Securities Subaccount
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.04	$10.03	$10.02	$10.03	$10.01	$10.02	$10.01	$10.00
Number of Accumulation Units Outstanding at end of period	72,319	119,481	547	0	8,344	4,411	0	5,919
Thrivent Money Market Subaccount[2]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
End of period	$1.0111	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01
Number of Accumulation Units Outstanding at end of period	2,665,29490	4,478,720	17,954	70,206	298,193	46,123	55,160	55,002

52

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix C

Thrivent Aggressive Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.36	$11.35	$11.34	$11.35	$11.34	$11.34	$11.33	$11.33
Number of Accumulation Units Outstanding at end of period	229,328	713,449	7,344	5,953	75,293	17,714	1,213	136,020

Thrivent Moderate Aggressive Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.13	$11.12	$11.11	$11.11	$11.11	$11.11	$11.10	$11.10	$11.09	$11.08
Number of Accumulation Units Outstanding at end of period	870,455	2,514,234	78,349	33,510	268,093	125,657	9,983	369,663	71,063	118,462
Thrivent Moderate Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.92	$10.91	$10.90	$10.90	$10.89	$10.90	$10.89	$10.88	$10.88	$10.87
Number of Accumulation Units Outstanding at end of period	1,288,871	2,442,683	72,399	6,690	348,463	59,423	37,015	577,157	139,781	128,980
Thrivent Moderate Conservative Allocation Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C	Basic DB & RPA	Option A & RPA
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.66	$10.65	$10.64	$10.65	$10.64	$10.64	$10.63	$10.63	$10.62	$10.61
Number of Accumulation Units Outstanding at end of period	568,181	1,075,668	4,943	27,387	160,782	28,067	0	146,983	116,568	92,239

53

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Technology Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.60	$15.57	$15.52	$15.54	$15.50	$15.52	$15.47	$15.45
End of period	$16.01	$15.96	$15.88	$15.91	$15.86	$15.88	$15.81	$15.78
Number of Accumulation Units Outstanding at end of period	360,173	904,984	18,486	10,296	83,423	43,973	1,343	230,872

	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.05	$15.03	$15.00	$15.01	$14.99	$15.00	$14.98	$14.97
End of period	$15.60	$15.57	$15.52	$15.54	$15.50	$15.52	$15.47	$15.45
Number of Accumulation Units Outstanding at end of period	320,526	827,401	18,053	9,731	85,582	38,015	935	224,916

	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.05	$10.05	$10.05	$10.05	$10.04	$10.04	$10.04	$10.04
End of period	$15.05	$15.03	$15.00	$15.01	$14.99	$15.00	$14.98	$14.97
Number of Accumulation Units Outstanding at end of period	146,336	441,859	12,770	7,952	59,226	22,489	165	141,657
Thrivent Partner Small Cap Growth Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.16	$16.12	$16.07	$16.09	$16.05	$16.07	$16.02	$16.00
End of period	$16.61	$16.56	$16.48	$16.51	$16.46	$16.48	$16.40	$16.38
Number of Accumulation Units Outstanding at end of period	419,227	824,652	24,460	14,502	91,779	35,236	3,108	189,156

	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.67	$14.66	$14.63	$14.64	$14.62	$14.63	$14.61	$14.60
End of period	$16.16	$16.12	$16.07	$16.09	$16.05	$16.07	$16.02	$16.00
Number of Accumulation Units Outstanding at end of period	370,766	748,187	25,446	9,610	87,714	37,549	2,428	197,568

	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.32	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31	$10.31
End of period	$14.67	$14.66	$14.63	$14.64	$14.62	$14.63	$14.61	$14.60
Number of Accumulation Units Outstanding at end of period	183,974	420,621	15,298	3,209	52,932	16,163	798	112,616

54

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Small Cap Value Subaccount[3]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.99	$16.96	$16.92	$16.93	$16.91	$16.92	$16.88	$16.86
End of period	$17.62	$17.58	$17.51	$17.53	$17.48	$17.51	$17.44	$17.41
Number of Accumulation Units Outstanding at end of period	708,036	1,734,362	32,646	22,318	149,623	63,085	4,938	328,006
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
End of period	$16.99	$16.96	$16.92	$16.93	$16.91	$16.92	$16.88	$16.86
Number of Accumulation Units Outstanding at end of period	570,543	1,437,666	27,135	15,928	138,141	69,309	3,281	260,495
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Number of Accumulation Units Outstanding at end of period	183,633	448,245	7,515	4,949	54,508	25,256	345	83,166
Thrivent Small Cap Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.78	$16.75	$16.69	$16.71	$16.67	$16.69	$16.64	$16.62
End of period	$18.06	$18.00	$17.92	$17.95	$17.89	$17.92	$17.83	$17.81
Number of Accumulation Units Outstanding at end of period	969,081	2,684,284	54,650	36,504	310,354	97,125	10,204	642,240
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
End of period	$16.78	$16.75	$16.69	$16.71	$16.67	$16.69	$16.64	$16.62
Number of Accumulation Units Outstanding at end of period	753,103	2,270,202	48,200	36,161	254,078	86,968	5,703	581,932
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$14.05	$14.04	$14.03	$14.03	$14.02	$14.03	$14.01	$14.01
Number of Accumulation Units Outstanding at end of period	183,633	448,245	7,515	4,949	54,508	25,256	345	83,166

55

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Small Cap Index Subaccount[1]
	2005
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$16.73	$16.70	$16.64		$16.66	$16.63	$16.64	$16.59	$16.57
End of period	$17.76	$17.71	$17.62		$17.65	$17.60	$17.62	$17.54	$17.51
Number of Accumulation Units Outstanding at end of period	1,155,889	2,428,392	50,972		17,905	277,998	59,819	10,164	410,319
	2004
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.86	$13.84	$13.82		$13.82	$13.81	$13.82	$13.79	$13.78
End of period	$16.73	$16.70	$16.64		$16.66	$16.63	$16.64	$16.59	$16.57
Number of Accumulation Units Outstanding at end of period	963,158	2,125,478	45,044		18,408	245,439	54,491	14,064	377,997
	2003
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.14	$10.14	$10.14		$10.14	$10.14	$10.14	$10.13	$10.13
End of period	$13.86	$13.84	$13.82		$13.82	$13.81	$13.82	$13.79	$13.78
Number of Accumulation Units Outstanding at end of period	470,402	1,145,902	31,702		7,220	153,028	22,219	10,410	229,672
Thrivent Mid Cap Growth Subaccount[1]
	2005
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.75	$14.72	$14.67		$14.69	$14.66	$14.67	$14.63	$14.61
End of period	$16.24	$16.18	$16.11		$16.13	$16.08	$16.11	$16.03	$16.01
Number of Accumulation Units Outstanding at end of period	1,475,367	3,175,097	99,525		36,780	310,942	129,708	9,881	598,668
	2004
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.39	$13.38	$13.36		$13.36	$13.35	$13.36	$13.33	$13.32
End of period	$14.75	$14.72	$14.67		$14.69	$14.66	$14.67	$14.63	$14.61
Number of Accumulation Units Outstanding at end of period	1,384,023	3,009,068	101,855		29,030	291,396	118,680	11,281	585,266
	2003
	Basic DB	Option A	Option B		Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.96	$ 9.96	$ 9.66	*	$ 9.96	$ 9.96	$ 9.96	$ 9.96	$ 9.96
End of period	$13.39	$13.38	$13.36		$13.36	$13.35	$13.36	$13.33	$13.32
Number of Accumulation Units Outstanding at end of period	590,700	1,182,223	44,062		11,819	139,634	63,205	4,336	238,792

56

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Growth Subaccount II1
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.49	$15.46	$15.41	$15.43	$15.39	$15.41	$15.36	$15.34
End of period	$17.04	$16.99	$16.91	$16.94	$16.88	$16.91	$16.83	$16.80
Number of Accumulation Units Outstanding at end of period	195,135	508,615	19,317	10,234	59,271	31,817	2,752	137,162
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.46	$13.44	$13.42	$13.43	$13.41	$13.42	$13.39	$13.39
End of period	$15.49	$15.46	$15.41	$15.43	$15.39	$15.41	$15.36	$15.34
Number of Accumulation Units Outstanding at end of period	185,921	493,241	20,336	9,692	52,198	31,712	1,297	131,652
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.91	$ 9.91	$ 9.90	$ 9.90	$ 9.90	$ 9.90	$ 9.90	$ 9.90
End of period	$13.46	$13.44	$13.42	$13.43	$13.41	$13.42	$13.39	$13.39
Number of Accumulation Units Outstanding at end of period	88,608	307,772	11,489	5,280	33,336	23,180	361	86,268
Thrivent Partner Mid Cap Value Subaccount[4]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$11.46	$11.45	$11.44	$11.44	$11.44	$11.44	$11.43	$11.42
Number of Accumulation Units Outstanding at end of period	32,880	64,437	6,475	1,467	4,163	1,366	0	7,863

57

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Mid Cap Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.26	$15.23	$15.18	$15.20	$15.17	$15.18	$15.13	$15.12
End of period	$17.57	$17.51	$17.43	$17.46	$17.40	$17.43	$17.35	$17.32
Number of Accumulation Units Outstanding at end of period	990,723	2,701,924	52,593	28,170	285,740	160,346	8,878	629,070
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.16	$13.15	$13.13	$13.13	$13.12	$13.13	$13.10	$13.10
End of period	$15.26	$15.23	$15.18	$15.20	$15.17	$15.18	$15.13	$15.12
Number of Accumulation Units Outstanding at end of period	662,511	2,035,231	40,656	21,192	246,409	80,635	6,030	534,111
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06	$10.06
End of period	$13.16	$13.15	$13.13	$13.13	$13.12	$13.13	$13.10	$13.10
Number of Accumulation Units Outstanding at end of period	377,364	1,296,928	27,120	15,840	185,101	50,855	2,762	389,992
Thrivent Mid Cap Index Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.44	$15.41	$15.36	$15.37	$15.34	$15.36	$15.31	$15.29
End of period	$17.16	$17.10	$17.02	$17.05	$16.99	$17.02	$16.94	$16.91
Number of Accumulation Units Outstanding at end of period	1,261,241	2,691,521	61,174	16,239	286,230	76,693	7,624	508,438
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.49	$13.47	$13.45	$13.46	$13.44	$13.45	$13.42	$13.42
End of period	$15.44	$15.41	$15.36	$15.37	$15.34	$15.36	$15.31	$15.29
Number of Accumulation Units Outstanding at end of period	982,653	2,254,928	44,811	16,919	262,289	63,773	6,472	450,737
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.12	$10.11	$10.11	$10.11	$10.11	$10.11	$10.11	$10.11
End of period	$13.49	$13.47	$13.45	$13.46	$13.44	$13.45	$13.42	$13.42
Number of Accumulation Units Outstanding at end of period	423,741	1,140,853	26,810	7,958	154,701	19,741	3,030	233,961

58

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Partner International Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$15.06	$15.03	$14.98	$14.99	$14.96	$14.98	$14.93	$14.91
End of period	$16.94	$16.88	$16.80	$16.83	$16.78	$16.80	$16.72	$16.70
Number of Accumulation Units Outstanding at end of period	4,110,701	8,585,035	212,719	96,941	831,334	306,698	27,940	1,305,069
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.57	$12.56	$12.53	$12.54	$12.53	$12.53	$12.51	$12.50
End of period	$15.06	$15.03	$14.98	$14.99	$14.96	$14.98	$14.93	$14.91
Number of Accumulation Units Outstanding at end of period	2,865,440	6,224,333	162,926	67,084	659,902	206,307	22,438	1,085,027
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.14	$10.14	$10.14	$10.14	$10.13*	$10.14*	$10.13*	$10.13*
End of period	$12.57	$12.56	$12.53	$12.54	$12.53	$12.53	$12.51	$12.50
Number of Accumulation Units Outstanding at end of period	510,675	1,375,180	32,837	18,584	196,297	56,799	8,466	382,092
Thrivent Partner All Cap Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.54	$13.52	$13.47	$13.49	$13.46	$13.47	$13.43	$13.41
End of period	$15.85	$15.80	$15.73	$15.75	$15.70	$15.73	$15.65	$15.63
Number of Accumulation Units Outstanding at end of period	538,631	1,041,144	37,637	5,754	102,619	40,047	3,762	258,791
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.05	$12.04	$12.02	$12.02	$12.01	$12.02	$12.00	$11.99
End of period	$13.54	$13.52	$13.47	$13.49	$13.46	$13.47	$13.43	$13.41
Number of Accumulation Units Outstanding at end of period	382,400	737,925	30,630	10,257	89,720	26,479	2,259	248,144
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.87	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86
End of period	$12.05	$12.04	$12.02	$12.02	$12.01	$12.02	$12.00	$11.99
Number of Accumulation Units Outstanding at end of period	186,499	433,539	20,055	7,760	58,112	20,370	1,882	162,809

59

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Growth Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.35	$13.32	$13.28	$13.29	$13.26	$13.28	$13.24	$13.22
End of period	$14.13	$14.09	$14.02	$14.04	$14.00	$14.02	$13.95	$13.93
Number of Accumulation Units Outstanding at end of period	4,349,671	8,270,646	290,343	107,792	877,730	320,318	32,682	1,358,621
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.54	$12.52	$12.50	$12.51	$12.49	$12.50	$12.48	$12.47
End of period	$13.35	$13.32	$13.28	$13.29	$13.26	$13.28	$13.24	$13.22
Number of Accumulation Units Outstanding at end of period	3,196,709	5,995,430	264,117	59,898	643,671	229,639	25,650	1,049,393
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71	$ 9.71
End of period	$12.54	$12.52	$12.50	$12.51	$12.49	$12.50	$12.48	$12.47
Number of Accumulation Units Outstanding at end of period	1,202,793	2,105,973	111,384	20,263	274,976	99,590	10,646	470,909
Thrivent Large Cap Growth Subaccount II1
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.43	$12.40	$12.36	$12.38	$12.35	$12.36	$12.32	$12.31
End of period	$13.16	$13.12	$13.06	$13.08	$13.04	$13.06	$13.00	$12.98
Number of Accumulation Units Outstanding at end of period	400,489	715,268	35,526	13,451	75,358	18,931	1,682	137,237
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.68	$11.67	$11.65	$11.66	$11.64	$11.65	$11.63	$11.62
End of period	$12.43	$12.40	$12.36	$12.38	$12.35	$12.36	$12.32	$12.31
Number of Accumulation Units Outstanding at end of period	369,140	672,238	34,373	11,352	73,256	15,224	1,076	145,612
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62	$ 9.62
End of period	$11.68	$11.67	$11.65	$11.66	$11.64	$11.65	$11.63	$11.62
Number of Accumulation Units Outstanding at end of period	236,022	449,670	16,967	7,052	53,286	10,236	1,488	105,790

60

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Partner Growth Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.91	$13.88	$13.84	$13.85	$13.82	$13.84	$13.79	$13.78
End of period	$14.63	$14.58	$14.51	$14.54	$14.49	$14.51	$14.45	$14.42
Number of Accumulation Units Outstanding at end of period	1,022,584	1,923,616	68,552	25,311	146,357	63,744	9,312	342,179
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.79	$12.78	$12.76	$12.76	$12.75	$12.76	$12.73	$12.73
End of period	$13.91	$13.88	$13.84	$13.85	$13.82	$13.84	$13.79	$13.78
Number of Accumulation Units Outstanding at end of period	818,560	1,615,776	60,212	15,657	122,435	54,704	7,759	348,982
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.87	$ 9.87	$ 9.87	$ 9.87	$ 9.87	$ 9.87	$ 9.86	$ 9.86
End of period	$12.79	$12.78	$12.76	$12.76	$12.75	$12.76	$12.73	$12.73
Number of Accumulation Units Outstanding at end of period	351,448	720,886	39,359	15,062	63,440	33,135	3,485	190,197
Thrivent Large Cap Value Subaccount[2]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.12	$14.10	$14.06	$14.08	$14.05	$14.06	$14.03	$14.02
End of period	$14.95	$14.91	$14.85	$14.87	$14.83	$14.85	$14.79	$14.77
Number of Accumulation Units Outstanding at end of period	3,144,828	6,662,581	187,695	97,014	650,256	257,226	26,268	1,034,623
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.51	$12.50	$12.49	$12.50	$12.49	$12.49	$12.48	$12.47
End of period	$14.12	$14.10	$14.06	$14.08	$14.05	$14.06	$14.03	$14.02
Number of Accumulation Units Outstanding at end of period	2,350,844	5,271,237	157,793	71,116	544,132	192,973	19,114	830,815
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.51	$12.50	$12.49	$12.50	$12.49	$12.49	$12.48	$12.47
Number of Accumulation Units Outstanding at end of period	1,017,316	2,539,932	85,069	38,937	320,623	104,633	10,966	493,911

61

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Large Cap Stock Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.70	$12.68	$12.64	$12.65	$12.62	$12.64	$12.59	$12.58
End of period	$13.23	$13.19	$13.13	$13.15	$13.11	$13.13	$13.07	$13.05
Number of Accumulation Units Outstanding at end of period	4,571,629	12,509,901	262,659	162,051	1,264,541	455,556	44,730	2,766,727
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.84	$11.83	$11.81	$11.81	$11.80	$11.81	$11.78	$11.78
End of period	$12.70	$12.68	$12.64	$12.65	$12.62	$12.64	$12.59	$12.58
Number of Accumulation Units Outstanding at end of period	3,983,624	11,074,319	215,515	153,857	1,184,488	415,029	44,028	2,629,685
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86	$ 9.86
End of period	$11.84	$11.83	$11.81	$11.81	$11.80	$11.81	$11.78	$11.78
Number of Accumulation Units Outstanding at end of period	2,241,679	6,534,792	153,442	101,062	822,436	303,172	28,205	1,883,213
Thrivent Large Cap Index Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.78	$13.75	$13.71	$13.72	$13.69	$13.71	$13.66	$13.65
End of period	$14.28	$14.24	$14.17	$14.19	$14.15	$14.17	$14.10	$14.08
Number of Accumulation Units Outstanding at end of period	3,195,719	6,385,374	130,512	38,561	662,581	227,562	25,602	989,541
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.61	$12.59	$12.57	$12.58	$12.56	$12.57	$12.55	$12.54
End of period	$13.78	$13.75	$13.71	$13.72	$13.69	$13.71	$13.66	$13.65
Number of Accumulation Units Outstanding at end of period	2,559,470	5,396,193	124,455	43,444	601,339	191,464	24,657	881,474
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$ 9.94	$ 9.94	$ 9.94	$ 9.94	$ 9.94	$ 9.94	$ 9.93	$ 9.93
End of period	$12.61	$12.59	$12.57	$12.58	$12.56	$12.57	$12.55	$12.54
Number of Accumulation Units Outstanding at end of period	1,094,827	2,587,392	62,818	22,463	329,481	78,068	17,916	508,095

62

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Real Estate Securities Subaccount[3]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$17.26	$17.23	$17.18	$17.20	$17.17	$17.18	$17.14	$17.13
End of period	$19.33	$19.28	$19.20	$19.23	$19.18	$19.20	$19.13	$19.10
Number of Accumulation Units Outstanding at end of period	1,760,745	3,401,716	91,907	47,804	344,701	126,781	17,416	610,810
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.91	$12.90	$12.89	$12.89	$12.88	$12.89	$12.87	$12.87
End of period	$17.26	$17.23	$17.18	$17.20	$17.17	$17.18	$17.14	$17.13
Number of Accumulation Units Outstanding at end of period	1,482,826	2,766,024	72,062	42,496	296,806	117,680	22,867	516,512
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$12.91	$12.90	$12.89	$12.89	$12.88	$12.89	$12.87	$12.87
Number of Accumulation Units Outstanding at end of period	571,734	991,956	31,213	13,548	122,259	51,582	11,096	192,444
Thrivent Balanced Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$12.42	$12.39	$12.35	$12.37	$12.34	$12.35	$12.31	$12.30
End of period	$12.77	$12.73	$12.66	$12.68	$12.64	$12.66	$12.60	$12.58
Number of Accumulation Units Outstanding at end of period	2,560,202	4,498,404	231,421	93,268	585,035	184,269	15,515	1,056,828
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.62	$11.60	$11.58	$11.59	$11.58	$11.58	$11.56	$11.56
End of period	$12.42	$12.39	$12.35	$12.37	$12.34	$12.35	$12.31	$12.30
Number of Accumulation Units Outstanding at end of period	2,282,415	4,256,194	216,560	99,439	570,910	164,632	14,708	1,124,852
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.03	$10.02	$10.02	$10.02	$10.02	$10.02	$10.02	$10.02
End of period	$11.62	$11.60	$11.58	$11.59	$11.58	$11.58	$11.56	$11.56
Number of Accumulation Units Outstanding at end of period	1,135,226	2,334,655	126,750	45,802	352,659	79,999	7,333	708,329

63

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent High Yield Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.56	$14.53	$14.48	$14.50	$14.47	$14.48	$14.43	$14.42
End of period	$14.98	$14.93	$14.86	$14.89	$14.84	$14.86	$14.79	$14.77
Number of Accumulation Units Outstanding at end of period	1,774,697	3,256,051	90,163	50,038	332,733	127,230	15,412	571,326
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.37	$13.35	$13.33	$13.33	$13.32	$13.33	$13.30	$13.30
End of period	$14.56	$14.53	$14.48	$14.50	$14.47	$14.48	$14.43	$14.42
Number of Accumulation Units Outstanding at end of period	1,464,910	2,723,625	91,702	45,225	295,371	103,234	12,175	475,625
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.56	$10.56	$10.55	$10.55	$10.55	$10.55	$10.55	$10.55
End of period	$13.37	$13.35	$13.33	$13.33	$13.32	$13.33	$13.30	$13.30
Number of Accumulation Units Outstanding at end of period	606,852	1,068,668	50,378	15,428	143,447	45,101	5,254	203,469
Thrivent High Yield Subaccount II1
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$14.33	$14.30	$14.25	$14.27	$14.24	$14.25	$14.21	$14.19
End of period	$14.69	$14.64	$14.57	$14.59	$14.55	$14.57	$14.50	$14.48
Number of Accumulation Units Outstanding at end of period	702,602	1,644,967	41,372	14,472	191,521	46,226	4,654	402,144
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$13.42	$13.40	$13.38	$13.38	$13.37	$13.38	$13.35	$13.35
End of period	$14.33	$14.30	$14.25	$14.27	$14.24	$14.25	$14.21	$14.19
Number of Accumulation Units Outstanding at end of period	778,347	1,746,610	44,353	21,766	207,181	52,064	4,824	438,427
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.82	$10.81	$10.81	$10.81	$10.81	$10.81	$10.81	$10.81
End of period	$13.42	$13.40	$13.38	$13.38	$13.37	$13.38	$13.35	$13.35
Number of Accumulation Units Outstanding at end of period	414,094	933,529	25,074	15,545	123,926	31,730	3,239	322,215

64

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Income Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.41	$11.38	$11.34	$11.36	$11.33	$11.34	$11.31	$11.29
End of period	$11.54	$11.50	$11.45	$11.47	$11.43	$11.45	$11.40	$11.38
Number of Accumulation Units Outstanding at end of period	3,061,587	5,647,357	187,348	67,071	550,631	198,409	17,384	977,799
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$11.01	$11.00	$10.98	$10.98	$10.97	$10.98	$10.96	$10.95
End of period	$11.41	$11.38	$11.34	$11.36	$11.33	$11.34	$11.31	$11.29
Number of Accumulation Units Outstanding at end of period	2,377,594	4,316,828	179,359	60,613	472,351	167,529	16,010	845,021
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.26	$10.26	$10.26	$10.26	$10.25	$10.26	$10.25	$10.25
End of period	$11.01	$11.00	$10.98	$10.98	$10.97	$10.98	$10.96	$10.95
Number of Accumulation Units Outstanding at end of period	1,149,251	1,950,422	108,707	34,933	243,938	100,670	10,172	498,016
Thrivent Bond Index Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.69	$10.66	$10.63	$10.64	$10.62	$10.63	$10.59	$10.58
End of period	$10.80	$10.76	$10.71	$10.73	$10.70	$10.71	$10.66	$10.65
Number of Accumulation Units Outstanding at end of period	2,896,174	6,108,047	125,813	75,463	653,438	282,860	56,646	1,101,029
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.40	$10.39	$10.37	$10.37	$10.36	$10.37	$10.35	$10.34
End of period	$10.69	$10.66	$10.63	$10.64	$10.62	$10.63	$10.59	$10.58
Number of Accumulation Units Outstanding at end of period	2,586,660	5,484,784	131,799	79,360	579,892	253,605	55,308	1,086,821
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.15	$10.15	$10.14	$10.15	$10.14	$10.14	$10.14	$10.14
End of period	$10.40	$10.39	$10.37	$10.37	$10.36	$10.37	$10.35	$10.34
Number of Accumulation Units Outstanding at end of period	1,501,208	3,411,084	89,015	60,698	410,765	161,813	49,060	784,156

65

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Limited Maturity Bond Subaccount[1]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.52	$10.49	$10.46	$10.47	$10.45	$10.46	$10.43	$10.41
End of period	$10.60	$10.57	$10.52	$10.54	$10.50	$10.52	$10.47	$10.45
Number of Accumulation Units Outstanding at end of period	4,375,044	8,693,006	239,959	92,293	807,379	263,579	34,264	1,253,010
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.44	$10.42	$10.41	$10.41	$10.40	$10.41	$10.39	$10.38
End of period	$10.52	$10.49	$10.46	$10.47	$10.45	$10.46	$10.43	$10.41
Number of Accumulation Units Outstanding at end of period	3,726,984	7,351,174	221,289	71,471	709,401	251,851	32,883	1,172,640
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.10	$10.10	$10.09	$10.10	$10.09	$10.09	$10.09	$10.09
End of period	$10.44	$10.42	$10.41	$10.41	$10.40	$10.41	$10.39	$10.38
Number of Accumulation Units Outstanding at end of period	1,656,856	3,264,396	107,349	45,731	400,464	119,358	19,292	641,106
Thrivent Mortgage Securities Subaccount[3]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.40	$10.38	$10.36	$10.37	$10.35	$10.36	$10.33	$10.32
End of period	$10.49	$10.46	$10.42	$10.44	$10.41	$10.42	$10.38	$10.37
Number of Accumulation Units Outstanding at end of period	1,142,657	2,142,821	73,904	23,426	266,104	89,927	14,918	340,288
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.11	$10.10	$10.09	$10.10	$10.09	$10.09	$10.08	$10.08
End of period	$10.40	$10.38	$10.36	$10.37	$10.35	$10.36	$10.33	$10.32
Number of Accumulation Units Outstanding at end of period	967,929	1,887,352	68,237	20,593	223,204	91,630	17,743	307,160
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
End of period	$10.11	$10.10	$10.09	$10.10	$10.09	$10.09	$10.08	$10.08
Number of Accumulation Units Outstanding at end of period	467,638	852,533	28,470	8,317	91,895	52,375	7,668	162,319

66

APPENDIX B—CONDENSED FINANCIAL INFORMATION

Thrivent Money Market Subaccount[2]
	2005
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99
End of period	$1.01	$1.01	$1.01	$1.01	$1.01	$1.01	$1.00	$1.00
Number of Accumulation Units Outstanding at end of period	11,614,190	23,180,959	872,800	509,686	1,969,198	1,031,099	158,798	3,705,345
	2004
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$0.99
End of period	$1.00	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99	$0.99
Number of Accumulation Units Outstanding at end of period	9,524,278	17,960,441	810,501	248,164	2,332,992	572,407	172,934	3,591,253
	2003
	Basic DB	Option A	Option B	Option C	Options A and B	Options A and C	Options B and C	Options A, B and C
Accumulation Unit Value:
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
End of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$0.99
Number of Accumulation Units Outstanding at end of period	5,820,255	11,514,889	425,507	192,549	1,630,564	303,986	78,483	2,772,683

[1]	The above Subaccounts commenced operations on October 31, 2002.
[2]	The above Subaccounts commenced operations on April 25, 2003.
[3]	The above Subaccounts commenced operations on April 30, 2003.
[4]	The above Subaccounts commenced operations on April 29, 2005.

67

APPENDIX C—PRIOR CONTRACT

We offered a flexible premium deferred variable annuity contract (the “Prior Contract”) (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued.

Principal Differences

The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:

♦	Surrender Charges

♦	Risk Charges

♦	Annual administrative charge

Other Differences

Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:

♦	The minimum amount that must remain after a partial surrender

♦	The restriction on transfers from a Fixed Period Allocation

♦	The minimum amount required for the initial premium

♦	The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit

♦	The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract

Surrender Charges

The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:

Contract Year	Percent Applied
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%

Risk Charges

The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.

68

APPENDIX C—PRIOR CONTRACT

Annual Administrative Charge

The Prior Contract has no annual administrative charge.

Other Differences

Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.

The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.

Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.

Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.

The Contract covered by this Prospectus offers the Return Protection Allocation as an optional benefit. Under the Prior Contract, the Return Protection Allocation is offered (at different charges) by an amendment to the Prior Contract.

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Prior Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%
Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)	6%[1]
Transfer Charge (after 12 free transfers)	$25	[2]
Commuted Value Charge (for surrender of life income settlement option)	0.25%	[3]

69

APPENDIX C—PRIOR CONTRACT

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Subaccount Expenses
(as a percentage of average net assets in the Subaccount)[4]
Risk Charge	Current	Maximum
With Basic Death Benefit Only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20%	1.35%
With Premium Accumulation Death Benefit (PADB)	1.35%	1.50%
With Earnings Addition Death Benefit (EADB)	1.30%	1.45%
With MADB and PADB	1.40%	1.55%
With MADB and EADB	1.35%	1.50%
With PADB and EADB	1.50%	1.65%
With MADB, PADB, and EADB	1.55%	1.70%
With Basic Death Benefit Only and Return Protection Allocation (RPA)	1.65%	2.00%
With MADB and RPA	1.75%	2.10%
Total Annual Subaccount Expenses	1.75%	2.10%

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Prior Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

Total Annual Portfolio Operating Expenses[5]	Minimum	Maximum
(expenses that are deducted from the Portfolio assets, including management fees and other expenses)	0.35%	1.50%

70

APPENDIX C—PRIOR CONTRACT

Examples

The following Examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

The Examples assume that you invest $10,000 in the Prior Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. The Examples are based on the maximum Subaccount expenses and illustrate expenses for a Prior Contract without any optional death benefits and a Prior Contract with the Maximum Anniversary Death Benefit and the Return Protection Allocation. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

♦	For a Prior Contract without any optional death benefits or Return Protection Allocation, if you surrender or annuitize your Prior Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$707	$830	$858	$1,238	$1,006	$1,656	$1,735	$3,080

♦	For a Prior Contract without any optional death benefits or Return Protection Allocation, if you do not surrender your Prior Contract:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$148	$278	$459	$853	$792	$1,454	$1,735	$3,080

♦	For a Prior Contract with the Maximum Anniversary Death Benefit and Return Protection Allocation, if you surrender or annuitize your Prior Contract at the end of the applicable time period:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$769	$910	$1,050	$1,478	$1,336	$2,057	$2,431	$3,862

♦	For a Prior Contract with the Maximum Anniversary Death Benefit and Return Protection Allocation, if you do not surrender your Prior Contract:

1 Year		3 Years		5 Years		10 Years
Minimum	Maximum	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
$213	$363	$658	$1,103	$1,129	$1,864	$2,431	$3,862

71

APPENDIX C—PRIOR CONTRACT

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in “Surrender Charge (Contingent Deferred Sales Charge).”

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 If a payee under a life income settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% higher than the interest rate used to determine the annuity payments.

4 The table for the Annual Subaccount Expenses shows the current and maximum charge for the risk charge for a contract issued with the basic death benefit and with the various death benefit options and/or RPA. Prior to the Annuity Date, the charge will be based upon the Accumulated Value attributable to the Subaccounts (“variable investments”). On or after the Annuity Date, the Annual Subaccount Expenses will be 1.25%. See Charges and Deductions – Risk Charge.

5 Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.35% to 1.24%. The reimbursements may be discontinued at any time.

72

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

Thrivent Financial for Lutherans®

The variable annuity contract described herein is issued by Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

22292PR R5-06

Product Form #W-BC-FPVA(05)

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statement of Additional Information

Dated May 1, 2006

for

Flexible Premium Deferred Variable Annuity Contract

Issued By

THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated May 1, 2006 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing a flexible premium deferred variable annuity contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

Introduction	1

Distribution of the Contracts	2

Standard and Poor’s Disclaimer	2

Independent Registered Public Accounting Firm and Financial Statements	3

Financial Statements of Thrivent Financial

Financial Statements of Variable Account

INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood (“LB”) merging with and into Aid Association for Lutherans (“AAL”) on January 1, 2002. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see “The Contracts—Transfers” in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading “Charges And Deductions—Surrender Charge (Contingent Deferred Sales Charge).”

STANDARD AND POOR’S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address its 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I at December 31, 2005 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial) as of December 31, 2005 and 2004, and the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of Thrivent Financial’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of Thrivent Financial’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

January 30, 2006

Thrivent Financial for Lutherans

Consolidated Balance Sheets

as of December 31, 2005 and 2004

(in millions)

	2005	2004
Assets
Fixed maturity securities, at fair value	$30,427	$30,844
Equity securities, at fair value	1,046	990
Mortgage loans	6,748	6,010
Contract loans	1,238	1,247
Short-term investments	2,089	2,949
Amounts due from brokers	20	7
Other investments	754	502

Total investments	42,322	42,549

Cash and cash equivalents	1,084	1,203
Accrued investment income	382	378
Receivables	147	116
Deferred acquisition costs	2,146	1,922
Property and equipment, net	146	162
Other assets	20	16
Assets held in separate accounts	11,251	10,404

Total Assets	$57,498	$56,750

Liabilities
Future contract benefits	$12,556	$11,941
Contractholder funds	23,308	23,136
Unpaid claims and claim expenses	208	203
Amounts due to brokers	1,207	1,462
Securities lending obligation	1,936	2,289
Other liabilities	610	669
Liabilities related to separate accounts	11,251	10,404

Total Liabilities	51,076	50,104

Members’ Equity
Retained earnings	6,088	5,590
Accumulated other comprehensive income	334	1,056

Total Members’ Equity	6,422	6,646

Total Liabilities and Members’ Equity	$57,498	$56,750

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Operations

For the Years Ended December 31, 2005, 2004 and 2003

(in millions)

	2005	2004	2003
Revenues
Premiums	$1,220	$1,217	$1,253
Net investment income	2,250	2,194	2,144
Realized investment gains, net	83	269	89
Contract charges	600	569	536
Other revenue	244	220	178

Total Revenues	4,397	4,469	4,200

Benefits and Expenses
Contract claims and other benefits	1,119	1,031	998
Increase in contract reserves	602	660	664
Interest credited	998	1,013	1,053
Dividends to members	250	251	281

Total benefits	2,969	2,955	2,996

Underwriting, acquisition and insurance expenses	566	653	665
Amortization of deferred acquisition costs	196	225	151
Fraternal benefits and expenses	168	148	136

Total expenses	930	1,026	952

Total Benefits and Expenses	3,899	3,981	3,948

Net Income	$498	$488	$252

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Members’ Equity

For the Years Ended December 31, 2005, 2004 and 2003

(in millions)

	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance as of January 1, 2003	$4,850	$805	$5,655
Comprehensive Income:
Net income	252	—	252
Other comprehensive income	—	361	361

Total comprehensive income			613

Balance as of December 31, 2003	5,102	1,166	6,268

Comprehensive Income:
Net income	488	—	488
Other comprehensive loss	—	(110)	(110)

Total comprehensive income			378

Balance as of December 31, 2004	5,590	1,056	6,646

Comprehensive Income (Loss):
Net income	498	—	498
Other comprehensive loss	—	(722)	(722)

Total comprehensive loss			(224)

Balance as of December 31, 2005	$6,088	$334	$6,422

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2005, 2004 and 2003

(in millions)

	2005	2004	2003
Operating Activities
Net income	$498	$488	$252
Adjustments to reconcile net income to net cash provided by operating activities:
Change in contract liabilities and accruals	620	588	534
Change in contractholder funds	574	(53)	360
Change in deferred acquisition costs	(21)	(16)	(114)
Realized investment (gains) losses, net	(83)	(269)	(89)
Changes in other assets and liabilities	(28)	99	140

Net Cash Provided by Operating Activities	1,560	837	1,083

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	11,524	12,363	9,581
Cost of fixed maturity securities acquired	(10,742)	(13,566)	(13,246)
Proceeds from sales of equity securities	797	1,572	918
Cost of equity securities acquired	(919)	(1,187)	(611)
Proceeds from mortgage loans sold, matured or repaid	983	770	962
Cost of mortgage loans acquired	(1,676)	(915)	(952)
Sales (purchases) of fixed maturity securities under mortgage roll program, net	(816)	(614)	1,319
Contract loans repaid (issued), net	9	9	16
Sales (purchases) of short-term investments, net	311	(1,958)	(324)
Change in collateral held for securities lending	(353)	2,289	—
Other, net	(395)	(827)	192

Net Cash Used in Investing Activities	(1,277)	(2,064)	(2,145)

Financing Activities
Universal life and investment contract receipts	1,522	1,638	1,937
Universal life and investment contract withdrawals	(1,924)	(959)	(877)

Net Cash Provided by (Used in) Financing Activities	(402)	679	1,060

Net Change in Cash and Cash Equivalents	(119)	(548)	(2)
Cash and Cash Equivalents, Beginning of Year	1,203	1,751	1,753

Cash and Cash Equivalents, End of Year	$1,084	$1,203	$1,751

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements

December 31, 2005

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as mutual funds and banking and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiaries, which include a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, a transfer agent and a property and casualty insurance agency. All significant inter-company transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Fixed maturity securities: Investments in fixed maturity securities are classified as available-for-sale and carried at fair value. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities: Investments in equity securities are classified as available-for-sale and carried at fair value.

Mortgage loans: Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Contract loans: Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments consist primarily of collateral on loaned securities, which is invested in an affiliated money market mutual fund; short-term government securities and corporate notes. Substantially all the short-term investments have contractual maturities of twelve months or less at the time of acquisition.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Investments, continued

Other investments: Other investments consist of equity limited partnerships, real estate joint ventures, derivative instruments and real estate. Real estate joint ventures and equity limited partnerships are valued primarily using the equity basis. Derivatives are carried at fair market value. Real estate is valued at cost plus capital expenditures less accumulated depreciation.

Loaned securities: Securities loaned under Thrivent Financial’s securities lending agreement are included in the Consolidated Balance Sheets. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned and the cash collateral is invested in a segregated affiliated money market mutual fund included in short-term investments on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheets. Market values of securities loaned and collateral are monitored daily and additional collateral is obtained as necessary.

Mortgage dollar roll program. Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage backed securities (MBS). MBS dollar rolls are similar to repurchase agreements, where the investor sells a mortgage backed security and agrees to buy a similar security at a specified later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $1.2 billion and $1.3 billion in the mortgage roll program outstanding as of December 31, 2005 and 2004, respectively.

Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members’ equity.

Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Financial periodically reviews its securities portfolios for issues that may have impairments that are other-than-temporary. Factors considered in its evaluation include the following: 1) whether the decline is substantial (greater than 20% decline in fair value; 2) the duration of the decline (greater than 12 months); 3) reasons for the decline (interest rate changes, market fluctuation or credit issues); 4) the credit quality of the issuer and 5) Thrivent Financial’s ability and intent to hold the investments for a period of time to allow for recovery or until maturity of the security. Investments that are determined to be other-than-temporarily impaired are written down to fair value and the write-down is included in realized investment gains and losses in the Consolidated Statements of Operations. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Cash and Cash Equivalents

Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Deferred Acquisition Costs, continued

amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death benefits and guaranteed minimum accumulation benefits. At December 31, 2005 and 2004, reserves totaling $3 million and $2 million, respectively for these benefits have been recognized.

Contract Liabilities and Accruals

Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Insurance Revenues and Benefits, continued

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue

Other revenue consists primarily of fees earned from investment advisory services performed for the Thrivent family of mutual funds and variable product investment funds.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of approximately 1,400 chapters, whose members participate in locally sponsored charitable activities.

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial’s subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense recorded by Thrivent Financial’s subsidiaries for the years ended December 31, 2005, 2004 and 2003 totaled $6 million, $17 million and $20 million, respectively. This tax expense is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statements of Operations. Thrivent Financial’s subsidiaries had a net deferred tax liability as of December 31, 2005 and 2004 of $37 million and $41 million, respectively.

New Accounting Standards

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1 (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

New Accounting Standards, continued

Contracts and for Separate Accounts, effective for fiscal years beginning after December 15, 2003. SOP 03-1 addresses accounting and financial statement presentation for separate accounts, sales inducements, and non-traditional contract features not covered by other authoritative accounting literature including guaranteed minimum death benefits on variable annuity contracts. Thrivent Financial adopted SOP 03-1 effective January 1, 2004 and the effect of initially adopting SOP 03-1 was not significant to Thrivent Financial.

In December 2003, the Financial Accounting Standards Board (FASB) revised Interpretation No. 46 (FIN 46R), Consolidation of Variable Interest Entities, which was originally issued in January 2003. FIN 46R provides criteria on the identification of variable interest entities (VIE) and the determination of whether a variable interest holder should consolidate the VIE. Thrivent Financial adopted FIN46R effective January 1, 2004 and adoption did not require the consolidation of any entities not previously included in the consolidated financial statements.

In December 2003, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 132 -revised 2003 (SFAS 132R), Employers’ Disclosures about Pensions and other Post-Retirement Benefits. This standard expands existing disclosures by requiring more details about pension plan assets, benefit obligations, cash flows, benefit costs and related information. Thrivent Financial has adopted the disclosure provisions of SFAS 132R.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Financial’s investment in fixed maturity securities is summarized as follows (in millions):

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2005

Loan-backed obligations of U.S. Government corporations and agencies	$5,309	$14	$79	$5,244
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	987	20	5	1,002
Corporate and other bonds	18,981	565	194	19,352
Mortgage & asset-backed securities	4,904	15	90	4,829

Total fixed maturity securities	$30,181	$614	$368	$30,427

December 31, 2004

Loan-backed obligations of U.S. Government corporations and agencies	$6,274	$55	$18	$6,311
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	1,206	19	3	1,222
Corporate and other bonds	17,512	1,102	41	18,573
Mortgage & asset-backed securities	4,694	66	22	4,738

Total fixed maturity securities	$29,686	$1,242	$84	$30,844

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2005 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Loan-backed obligations of U.S. Government corporations and agencies	82	$2,032	$34	45	$1,536	$45
U.S. Treasury securities and non-loan-backed obligations of U.S. Government corporations and agencies	17	367	4	5	48	1
Corporate and other bonds	924	5,916	136	223	1,566	58
Mortgage & asset-backed securities	141	2,584	45	67	1,372	45

Fixed maturity securities	1,164	$10,899	$219	340	$4,522	$149

As of December 31, 2005, gross unrealized losses on fixed maturity securities totaled $368 million comprising 1,504 issuers. Of this amount, $149 million, comprised of 340 issuers, was in the greater than twelve month category. Based on Thrivent Financial’s review of these securities, none of the fixed maturity securities with unrealized losses in excess of twelve months were considered other than temporarily impaired.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2005 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in millions).

	Amortized Cost	Fair Value
Due in one year or less	$1,221	$1,226
Due after one year through five years	6,040	6,119
Due after five years through ten years	8,306	8,421
Due after ten years	4,401	4,588
Loan-backed obligations of U.S. Government Corporations and agencies	5,309	5,244
Mortgage and asset-backed securities	4,904	4,829

Total fixed maturity securities	$30,181	$30,427

Equity Securities

The cost and fair value of Thrivent Financial’s investment in equity securities as of December 31, 2005 and 2004 are summarized as follows (in millions):

	2005	2004
Cost	$862	$822
Gross unrealized gains	214	176
Gross unrealized losses	(30)	(8)

Fair value	$1,046	$990

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Equity Securities, continued

Included in the equities securities balances discussed above is approximately $57 million and $42 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2005 and 2004, respectively.

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position, as of December 31, 2005 (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
Equity securities	167	$173	$25	23	$33	$5

As of December 31, 2005, gross unrealized losses on equity securities totaled $30 million comprising 190 issuers. Of this amount, $5 million, comprised of 23 issuers, was in the greater than twelve month category. Based on Thrivent Financial’s review of these securities, none of the equity securities with unrealized losses in excess of twelve months were considered other than temporarily impaired.

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31, 2005 and 2004, were as follows (in millions):

	2005	2004
Commercial	$5,651	$5,003
Church	824	768
Non-commercial	305	269

	6,780	6,040

Allowance for credit losses	(32)	(30)

Total	$6,748	$6,010

Impaired mortgage loans:
With allowance for uncollectible loans	$—	$—
Without allowance for uncollectible loans	$3	$23
Allowance for credit losses on impaired mortgage loans	$—	$1
Average investment in impaired loans	$11	$28

The change in the allowance for credit losses for the years ended December 31, 2005, 2004 and 2003 was as follows (in millions):

	2005	2004	2003
Allowance for credit losses, beginning of year	$30	$35	$75
Net additions (reductions)	2	(5)	(40)

Allowance for credit losses, end of year	$32	$30	$35

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

During 2003, Thrivent Financial completed a review of loan loss experience factors used in establishing the allowance for credit losses. As a result of this review, Thrivent Financial reduced the allowance for credit losses by $40 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans, rather income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $0.2 million, $2 million and $3 million during the years ended December 31, 2005, 2004 and 2003, respectively.

The distribution of Thrivent Financial’s mortgage loan investments among various geographic regions of the United States as well as by property type as of December 31, 2005 and 2004 were as follows:

	2005	2004
Geographic Region
Pacific	24%	22%
South Atlantic	22	26
East North Central	13	14
West North Central	12	11
Mountain	10	10
Other	19	17

Total	100%	100%

Property Type
Industrial	30%	30%
Office	18	18
Retail	17	18
Hotels/Motels	1	1
Apartments	8	8
Other	26	25

Total	100%	100%

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed minimum accumulation benefit feature of one of its variable annuity products. Thrivent Financial does not use hedge accounting treatment for any of its derivative financial instruments.

Foreign currency swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of Canadian and Australian denominated securities. The swaps convert a stream of Canadian or Australian dollar payments to U.S. dollar payments. The swaps are valued at market value at each reporting period and the change in the market value is recognized in earnings. No cash is exchanged at the outset of the swaps and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

Total rate of return swaps

Thrivent Financial utilizes total rate of return swaps to enhance the return on pools of collateralized mortgage backed securities. The swap contracts are generally three months in duration and are valued at market value at each reporting period with the change in market value recognized in earnings. No cash is exchanged at the outset of the swap and payments on the swap are exchanged monthly and recorded as a component of net investment income.

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed minimum accumulation benefit feature of one of its variable annuity products. Thrivent Financial began entering into such contracts in 2005. Cash paid for the future contract is recorded in other invested assets. The future contracts are valued at market value at each reporting period and the change in the market value is recognized in earnings.

Covered written call options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral which it owns. The premium received for these call options is recorded as a liability and at market value at each reporting period with the change in market value recognized in earnings. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of net investment income. During the years ended 2005 and 2004, $18 million and $52 million, respectively, was received in call premium.

Convertible Bonds and Preferred Stocks

Thrivent Financial owns bonds and preferred stocks with convertible options, which are recorded as embedded derivatives. The securities are bifurcated with the option value recorded in other invested assets. These embedded derivatives are valued at market value at each reporting period and the change in market value is recognized in earnings.

The following table summarizes the carrying value, which equals fair value, and the notional amounts of Thrivent Financial’s derivative financial instruments at December 31, 2005 and 2004 (in millions):

	Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount
December 31, 2005

Foreign currency swaps	$—	$—	$4	$57
Total rate of return swaps	1	100	—	—
Futures	6	6	—	—
Convertible bonds and preferred stocks	474	564	—	—

Total	$481	$670	$4	$57

December 31, 2004

Foreign currency swaps	$—	$—	$5	$15
Total rate of return swaps	1	50	—	—
Futures	—	—	—	—
Convertible bonds and preferred stocks	241	372	—	—

Total	$242	$422	$5	$15

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Convertible Bonds and Preferred Stocks, continued

Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices, or financial and other indices.

Investment Income

Investment income by type of investment for the years ended December 31, 2005, 2004 and 2003 is summarized as follows (in millions):

	2005	2004	2003
Fixed maturity securities	$1,620	$1,588	$1,533
Equity securities	36	42	36

Mortgage loans	463	434	459
Contract loans	87	87	88

Other invested assets	76	72	80

	2,282	2,223	2,196
Investment expenses	32	29	52

Net investment income	$2,250	$2,194	$2,144

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2005, 2004 and 2003, were as follows (in millions):

	2005	2004	2003
Net gains(losses) on sales:
Fixed maturity securities
Gross gains	$187	$304	$335
Gross losses	(160)	(148)	(170)

Equity securities
Gross gains	96	166	87
Gross losses	(37)	(57)	(86)
Other	—	—	1

	86	265	167

Provisions for losses:
Fixed maturity securities	(1)	(1)	(56)
Equity securities	—	—	(62)
Mortgage loans	(2)	5	40

	(3)	4	(78)

Realized investment gains(losses), net	$83	$269	$89

Proceeds from the sale of fixed maturity securities, net of mortgage dollar roll transactions, were $10.5 billion, $11.6 billion and $4.5 billion for the years ended December 31, 2005, 2004 and 2003, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31, 2005 and 2004 are shown below (in millions):

	2005	2004
Unrealized investment gains	$410	$1,316
Deferred acquisition cost adjustment	(30)	(233)
Deferred income tax adjustment	2	(4)
Minimum pension liability adjustment	(48)	(23)

Total	$334	$1,056

Other Comprehensive Income

The components of other comprehensive income (loss) for the years ended December 31, 2005, 2004 and 2003 are as follow (in millions):

	2005	2004	2003
Unrealized investment gains and losses arising during the period on securities available for sale	$(821)	$62	$438
Reclassification adjustment for realized gains and losses included in net income	(85)	(264)	(48)
Change in deferred acquisition costs due to unrealized investment gains and losses	203	98	(29)
Change in deferred income taxes due to unrealized investment gains and losses	6	(1)	3
Minimum pension liability adjustment	(25)	(5)	(3)

Total other comprehensive income (loss)	$(722)	$(110)	$361

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

	2005	2004	2003
Balance at beginning of year	$2,155	$2,139	$2,025
Capitalization of acquisition costs	217	241	265

Acquisition costs amortized	(196)	(225)	(151)

	2,176	2,155	2,139

Adjustment for unrealized investment gains and losses	(30)	(233)	(331)

Balance at end of year	$2,146	$1,922	$1,808

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 4. Property and Equipment

The components of property and equipment as of December 31, 2005 and 2004 are as follows (in millions):

	2005	2004
Buildings	$143	$140
Furniture and equipment	264	238
Other	17	17

	424	395
Accumulated depreciation	(278)	(233)

Property and equipment, net	$146	$162

Depreciation expense for the years ended December 31, 2005, 2004 and 2003 was $46 million, $44 million and $43 million, respectively.

Note 5. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

	Retirement Plans			Other Plans
	2005	2004	2003	2005	2004	2003
Service cost	$18	$19	$19	$3	$2	$3
Interest cost	35	35	36	6	6	5
Expected return on plan assets	(47)	(44)	(43)	—	—	—
Amortization of prior service cost	(1)	(1)	(1)	(1)	(1)	(1)
Other	2	—	—	1	2	—

Periodic cost	$7	$9	$11	$9	$9	$7

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

The plans’ funded status and the amounts recognized in the consolidated financial statements as of December 31, 2005 and 2004 were as follows (in millions):

	Retirement Plans		Other Plans
	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$611	$576	$120	$96
Service cost	18	19	2	3
Interest cost	35	35	6	5
Actuarial (gain) loss	13	9	(17)	23
Benefits paid	(27)	(28)	(7)	(7)

Benefit obligation at end of year	650	611	104	120

Change in plan assets:
Fair value of plan assets at beginning of year	515	445	—	—
Actual return on plan assets	40	60	—	—
Employer contribution	29	38	7	7
Benefits paid	(27)	(28)	(7)	(7)

Fair value of plan assets at end of year	557	515	—	—

Funded status	(93)	(96)	(104)	(120)
Unrecognized net losses	116	98	35	54
Unrecognized prior service cost	(6)	(7)	(6)	(8)

	17	(5)	(75)	(74)

Additional minimum pension liability	(48)	(23)	—	—

Accrued pension liability at end of year	$(31)	$(28)	$(75)	$(74)

Accumulated benefit obligation	$588	$543	$104	$120

	Retirement Plans		Other Benefits
	2005	2004	2005		2004
Weighted average assumptions at end of year
Discount rate	5.50%	5.75%	5.50%		5.75%
Expected return on plan assets	8.50%	8.75%	n/a	%	n/a	%
Rate of compensation increase	3.00%	3.25%	n/a	%	n/a	%

Thrivent Financial periodically evaluates the long-term earned rate assumption taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumption used in calculating the plan’s benefit expenses and obligation.

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was ten percent in 2006 trending down to five percent in 2011. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage increase in the rate would increase the 2005 total service and interest cost by $1 million and the postretirement health care benefit obligation by $8 million. In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

Act) was signed into law. The Act includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. Thrivent Financial recorded the effects of the subsidy in measuring the net periodic postretirement benefit cost during 2005. This resulted in a reduction in the accumulated postretirement benefit obligation related to benefits attributed to past service of $21 million. The subsidy also resulted in a reduction in current period service costs, interest costs and amortization of actuarial experience gain of $2 million.

As of December 31, 2005 and 2004, the accumulated benefit obligation of Thrivent Financial’s retirement plan exceeds the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $48 million and $23 million at December 31, 2005 and 2004, respectively, with a corresponding reduction in accumulated other comprehensive income.

Estimated benefit payments for the next five years are as follows: 2006—$34 million; 2007—$35 million; 2008—$36 million; 2009—$37 million; 2010—$39 million and 2011 to 2015—$227 million.

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. In 2004, Thrivent Financial appointed a third party to oversee the investment allocation process and monitor asset performance. As pension liabilities are long-term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories including equities and fixed income securities. Securities are also diversified in terms of domestic and international securities, short and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future. At January 1, 2004, plan assets included $75 million invested in a deposit administration contract issued by Thrivent Financial. During 2004, the investment in this deposit administration contract was redeemed and reinvested in equities and fixed income securities as authorized by the Plan.

The weighted average asset allocations as of December 31, 2005 and 2004 were as follows:

	Pension Asset Allocation		Target Allocation
	2005	2004	2005	2004
Asset Category
Equity securities	65%	61%	60%	60%
Fixed income and other securities	35	39	40	40

Total	100%	100%	100%	100%

Thrivent Financial’s expected minimum pension contribution under ERISA guidelines is estimated to be zero for 2006.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Benefit Plans, continued

Defined Contribution Plans, continued

to contribute a percentage of their eligible earnings and Thrivent Financial will match participant contributions up to six percent of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

As of December 31, 2005 and 2004, $132 million and $135 million, respectively, of the pension assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

For the years ended December 31, 2005, 2004 and 2003, Thrivent Financial contributed $21 million, $24 million and $19 million, respectively, to these plans.

Note 6. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in reserves for future policy benefits and claims liabilities for the years end December 31, 2005, 2004 and 2003 is summarized below (in millions):

	2005	2004	2003
Net balance at January 1	$440	$339	$302

Incurred related to:
Current year	204	221	170
Prior years	(60)	42	15

	144	263	185

Paid related to:
Current year	69	70	69
Prior years	103	92	79

	172	162	148

Net balance at December 31	$412	$440	$339

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns and attempt to provided for potential adverse changes in claim patterns and severity. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.

Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claim experience. During the year ended December 2004, Thrivent Financial updated its assumptions regarding the ultimate expected experience for claim payments which resulted in an increase to claim reserves of approximately $47 million. During the year ended December 31, 2005, Thrivent Financial modified its assumptions regarding the timing and frequency of claim payments which resulted in a decrease to claim reserves of approximately $55 million.

Note 7. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Reinsurance, continued

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003 were as follows (in millions):

	2005	2004	2003
Direct premiums	$1,253	$1,247	$1,277
Reinsurance ceded	(33)	(30)	(24)

Net premiums	$1,220	$1,217	$1,253

Direct contract charges	$607	$575	$542
Reinsurance ceded	(7)	(6)	(6)

Net contract charges	$600	$569	$536

Reinsurance recoveries	$6	$6	$8

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Reinsurance recoverables on life and accident and health claims included in receivables in the Consolidated Balance Sheets as of December 31, 2005 and 2004 were $108 million and $83 million, respectively.

Three reinsurance companies account for approximately 87% of the reinsurance recoverable at December 31, 2005. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

Note 8. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities

Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities

The fair values for investments in equity securities are based on quoted market prices.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Fair Value of Financial Instruments, continued

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair value.

Short-term Investments

The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents

The carrying amounts for these instruments approximate their fair values.

Separate Accounts

The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities

The fair values for Thrivent Financial’s liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

The carrying value and estimated fair value of Thrivent Financial’s financial instruments as of December 31, 2005 and 2004 are as follows (in millions):

	2005		2004
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Fixed maturity securities	$30,427	$30,427	$30,844	$30,844
Equity securities	1,046	1,046	990	990
Mortgage loans	6,748	6,932	6,010	6,365
Contract loans	1,238	1,238	1,247	1,247
Short-term investments	2,089	2,089	2,949	2,949
Cash and cash equivalents	1,084	1,084	1,203	1,203
Separate account assets	11,251	11,251	10,404	10,404

Financial Liabilities:
Deferred annuities	12,625	12,525	12,779	12,674
Separate account liabilities	11,251	11,251	10,404	10,404
Other	1,869	1,869	1,803	1,803

Note 9. Commitments and Contingent Liabilities

Litigation

Thrivent Financial is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. In addition, Thrivent Financial was named in civil litigation

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Commitments and Contingent Liabilities, continued

Litigation, continued

proceedings alleging inappropriate life insurance sales practices by Thrivent Financial in a previous year. During 2004, Thrivent Financial resolved the civil litigation proceedings. Thrivent Financial believes adequate provision has been made for any potential losses which may result from these matters.

Financial Instruments

Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financial’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans, church loans and other lines of credit at market interest rates of $354 million as of both December 31, 2005 and 2004, respectively. Commitments to purchase other invested assets were $737 million and $120 million as of December 31, 2005 and 2004, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions, as defined in the agreement, occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $8 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Future minimum aggregate rental commitments as of December 31, 2005 for operating leases were as follows: 2006—$10 million; 2007—$8 million; 2008—$5 million; 2009—$1 million and 2010—$1 million.

Fraternal Commitment

During 2005, Thrivent Financial announced a commitment to Habitat for Humanity to help build an estimated 500 homes a year over four years. Thrivent Financial will provide funding of approximately $105 million over the four year period as certain milestones are achieved.

Note 10. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by the primary states regulating Thrivent Financial. Prescribed accounting practices are included in the National Association of Insurance Commissioner’s Accounting Practices and Procedures Manual. Permitted practices are accounting practices that may deviate from prescribed practices upon the approval of the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different than GAAP accounting policies.

Fixed Maturity Securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

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Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

Acquisition Costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract Liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-admitted Assets

Certain assets, primarily furniture, equipment and agents’ debit balances, are charged directly to members’ equity and excluded from the balance sheet.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members’ equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statements of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results, rather the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members’ equity.

Summarized statutory-basis financial information as of December 31, 2005 and 2004 and for the years ended December 31, 2005, 2004 and 2003 for Thrivent Financial is as follows (in millions):

		2005	2004
Admitted assets		$50,816	$49,324

Liabilities		$47,237	$46,264
Surplus		3,579	3,060

Total liabilities and surplus		$50,816	$49,324

	2005	2004	2003
Gain from operations before net realized capital gains and losses	$456	$221	$85
Net realized capital gains (losses)	66	106	(95)

Net income (loss)	522	327	(10)
Total other changes	(3)	(116)	215

Net change in unassigned surplus	$519	$211	$205

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account I (the Account) (comprising, respectively, the Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation, Technology, Partner Small Cap Growth, Partner Small Cap Value, Small Cap Stock, Small Cap Index, Mid Cap Growth, Mid Cap Growth II, Partner Mid Cap Value, Mid Cap Stock, Mid Cap Index, Partner International Stock, Partner All Cap, Large Cap Growth, Large Cap Growth II, Partner Growth Stock, Large Cap Value, Large Cap Stock, Large Cap Index, Real Estate Securities, Balanced, High Yield, High Yield II, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

March 27, 2006

Thrivent Variable Annuity Account I

Statements of Assets and Liabilities

As of December 31, 2005	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Assets:
Series funds, at fair value	$35,064,268	$132,704,627	$172,189,388	$86,517,025

Total Assets	35,064,268	132,704,627	172,189,388	86,517,025
Total Liabilities	—	—	—	—

Net Assets	$35,064,268	$132,704,627	$172,189,388	$86,517,025

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$35,064,268	$132,704,627	$172,189,388	$86,517,025
Reserves for contracts in annuity payment period	—	—	—	—

Net Assets	$35,064,268	$132,704,627	$172,189,388	$86,517,025

Series funds, at cost	$33,749,332	$128,150,745	$167,039,705	$84,836,587
Series funds shares owned	3,065,086	11,857,097	15,710,998	8,103,653

As of December 31, 2005	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Assets:
Series funds, at fair value	$27,454,350	$27,878,160	$56,055,516	$91,739,732

Total Assets	27,454,350	27,878,160	56,055,516	91,739,732
Total Liabilities	—	—	—	—

Net Assets	$27,454,350	$27,878,160	$56,055,516	$91,739,732

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$27,454,350	$27,877,243	$56,054,529	$91,739,732
Reserves for contracts in annuity payment period	—	917	987	—

Net Assets	$27,454,350	$27,878,160	$56,055,516	$91,739,732

Series funds, at cost	$23,826,609	$24,340,336	$48,588,479	$75,360,564
Series funds shares owned	3,647,110	2,302,135	3,333,385	6,273,103

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Assets and Liabilities

As of December 31, 2005	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Assets:
Series funds, at fair value	$82,146,902	$96,932,927	$16,645,616	$2,450,335

Total Assets	82,146,902	96,932,927	16,645,616	2,450,335
Total Liabilities	—	—	—	—

Net Assets	$82,146,902	$96,932,927	$16,645,616	$2,450,335

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$82,124,562	$96,927,082	$16,645,616	$2,450,335
Reserves for contracts in annuity payment period	22,340	5,845	—	—

Net Assets	$82,146,902	$96,932,927	$16,645,616	$2,450,335

Series funds, at cost	$67,137,293	$76,916,321	$12,660,987	$2,390,232
Series funds shares owned	4,232,086	5,979,750	1,570,712	213,460

As of December 31, 2005	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Assets:
Series funds, at fair value	$91,728,835	$87,998,098	$279,969,096	$34,088,633

Total Assets	91,728,835	87,998,098	279,969,096	34,088,633
Total Liabilities	—	—	—	—

Net Assets	$91,728,835	$87,998,098	$279,969,096	$34,088,633

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$91,728,835	$87,978,838	$279,959,353	$34,073,273
Reserves for contracts in annuity payment period	—	19,260	9,743	15,360

Net Assets	$91,728,835	$87,998,098	$279,969,096	$34,088,633

Series funds, at cost	$72,109,352	$70,787,162	$224,533,909	$26,358,604
Series funds shares owned	7,156,978	6,097,472	20,542,913	3,256,709

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Assets and Liabilities

As of December 31, 2005	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Assets:
Series funds, at fair value	$233,085,005	$18,706,512	$54,926,866	$190,806,364

Total Assets	233,085,005	18,706,512	54,926,866	190,806,364
Total Liabilities	—	—	—	—

Net Assets	$233,085,005	$18,706,512	$54,926,866	$190,806,364

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$233,077,623	$18,706,512	$54,926,866	$190,790,717
Reserves for contracts in annuity payment period	7,382	—	—	15,647

Net Assets	$233,085,005	$18,706,512	$54,926,866	$190,806,364

Series funds, at cost	$202,554,100	$15,921,043	$46,388,724	$160,038,175
Series funds shares owned	14,876,310	1,803,733	4,632,911	16,191,849

As of December 31, 2005	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Assets:
Series funds, at fair value	$301,115,010	$174,213,127	$130,877,466	$120,600,478

Total Assets	301,115,010	174,213,127	130,877,466	120,600,478
Total Liabilities	—	—	—	—

Net Assets	$301,115,010	$174,213,127	$130,877,466	$120,600,478

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$301,107,596	$174,150,184	$130,877,466	$120,600,478
Reserves for contracts in annuity payment period	7,414	62,943	—	—

Net Assets	$301,115,010	$174,213,127	$130,877,466	$120,600,478

Series funds, at cost	$259,286,100	$151,689,499	$101,724,729	$109,513,761
Series funds shares owned	31,310,375	7,810,042	7,205,719	7,790,729

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Assets and Liabilities

As of December 31, 2005	High Yield Subaccount	High Yield II Subaccount	Income Subaccount	Bond Index Subaccount
Assets:
Series funds, at fair value	$97,345,344	$45,423,430	$131,855,019	$127,318,645

Total Assets	97,345,344	45,423,430	131,855,019	127,318,645
Total Liabilities	—	—	—	—

Net Assets	$97,345,344	$45,423,430	$131,855,019	$127,318,645

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$97,339,778	$45,423,430	$131,829,900	$127,308,305
Reserves for contracts in annuity payment period	5,566	—	25,119	10,340

Net Assets	$97,345,344	$45,423,430	$131,855,019	$127,318,645

Series funds, at cost	$98,245,277	$45,387,822	$134,117,028	$130,453,311
Series funds shares owned	19,425,169	6,948,029	13,253,626	12,361,393

As of December 31, 2005	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Assets:
Series funds, at fair value	$176,014,611	$44,933,111	$51,288,517

Total Assets	176,014,611	44,933,111	51,288,517
Total Liabilities	—	—	—

Net Assets	$176,014,611	$44,933,111	$51,288,517

Net Assets Applicable to Annuity Contract Holders:
Contracts in accumulation period	$175,990,606	$44,930,497	$51,271,150
Reserves for contracts in annuity payment period	24,005	2,614	17,367

Net Assets	$176,014,611	$44,933,111	$51,288,517

Series funds, at cost	$179,940,537	$45,787,768	$51,288,517
Series funds shares owned	17,748,776	4,609,044	51,288,517

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005[1]	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
Dividends	$12,548	$226,215	$579,214	$486,432
Mortality & expense risk charges	(111,723)	(432,187)	(617,299)	(309,495)
Administration fee	—	(20,578)	(46,984)	(49,738)

Net investment income (loss)	(99,175)	(226,550)	(85,069)	127,199
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	16,045	28,201	29,657	38,609
Capital gain distributions	2,259	7,151	—	13,308
Change in unrealized appreciation (depreciation) of investments	1,314,936	4,553,881	5,149,682	1,680,438

Net gain (loss) on investments	1,333,240	4,589,233	5,179,339	1,732,355

Net increase (decrease) in net assets resulting from operations	$1,234,065	$4,362,683	$5,094,270	$1,859,554

For the year ended December 31, 2005[1]	Technology Subaccount	Partner Small Cap Growth Subaccount	Partner Small Cap Value Subaccount	Small Cap Stock Subaccount
Dividends	$74,484	$—	$123,901	$28,025
Mortality & expense risk charges	(310,488)	(311,382)	(631,866)	(991,482)
Administration fee	—	—	—	—

Net investment income (loss)	(236,004)	(311,382)	(507,965)	(963,457)
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	230,366	238,632	548,745	780,801
Capital gain distributions	—	1,309,086	1,378,897	6,225,831
Change in unrealized appreciation (depreciation) of investments	837,835	(303,794)	821,402	394,720

Net gain (loss) on investments	1,068,201	1,243,924	2,749,044	7,401,352

Net increase (decrease) in net assets resulting from operations	$832,197	$932,542	$2,241,079	$6,437,895

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005[1]	Small Cap Index Subaccount	Mid Cap Growth Subaccount	Mid Cap Growth II Subaccount	Partner Mid Cap Value Subaccount
Dividends	$455,841	$154	$—	$8,346
Mortality & expense risk charges	(915,155)	(1,100,765)	(194,940)	(9,642)
Administration fee	—	—	—	—

Net investment income (loss)	(459,314)	(1,100,611)	(194,940)	(1,296)
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	1,049,702	1,492,707	413,788	3,433
Capital gain distributions	3,709,659	—	—	5,338
Change in unrealized appreciation (depreciation) of investments	593,583	8,802,778	1,362,133	60,104

Net gain (loss) on investments	5,352,944	10,295,485	1,775,921	68,875

Net increase (decrease) in net assets resulting from operations	$4,893,630	$9,194,874	$1,580,981	$67,579

For the year ended December 31, 2005[1]	Mid Cap Stock Subaccount	Mid Cap Index Subaccount	Partner International Stock Subaccount	Partner All Cap Subaccount
Dividends	$111,436	$374,212	$2,154,294	$117,846
Mortality & expense risk charges	(890,239)	(949,408)	(2,774,754)	(334,735)
Administration fee	—	—	—	—

Net investment income (loss)	(778,803)	(575,196)	(620,460)	(216,889)
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	650,357	848,514	1,495,239	461,329
Capital gain distributions	3,166,728	2,130,462	—	—
Change in unrealized appreciation (depreciation) of investments	7,742,633	6,306,543	30,479,834	4,237,690

Net gain (loss) on investments	11,559,718	9,285,519	31,975,073	4,699,019

Net increase (decrease) in net assets resulting from operations	$10,780,915	$8,710,323	$31,354,613	$4,482,130

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005[1]	Large Cap Growth Subaccount	Large Cap Growth II Subaccount	Partner Growth Stock Subaccount	Large Cap Value Subaccount
Dividends	$1,345,917	$137,802	$220,318	$1,627,833
Mortality & expense risk charges	(2,454,907)	(213,342)	(598,772)	(2,045,330)
Administration fee	—	—	—	—

Net investment income (loss)	(1,108,990)	(75,540)	(378,454)	(417,497)
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	1,152,090	236,618	474,537	1,035,232
Capital gain distributions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	14,702,132	928,858	2,812,774	9,705,450

Net gain (loss) on investments	15,854,222	1,165,476	3,287,311	10,740,682

Net increase (decrease) in net assets resulting from operations	$14,745,232	$1,089,936	$2,908,857	$10,323,185

For the year ended December 31, 2005[1]	Large Cap Stock Subaccount	Large Cap Index Subaccount	Real Estate Securities Subaccount	Balanced Subaccount
Dividends	$2,368,744	$2,254,621	$1,416,673	$2,816,425
Mortality & expense risk charges	(3,500,041)	(1,952,449)	(1,392,170)	(1,450,287)
Administration fee	—	—	—	—

Net investment income (loss)	(1,131,297)	302,172	24,503	1,366,138
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	2,274,685	1,327,575	2,057,367	965,602
Capital gain distributions	1,867,261	—	4,111,156	—
Change in unrealized appreciation (depreciation) of investments	9,409,891	4,826,840	8,399,422	958,606

Net gain (loss) on investments	13,551,837	6,154,415	14,567,945	1,924,208

Net increase (decrease) in net assets resulting from operations	$12,420,540	$6,456,587	$14,592,448	$3,290,346

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2005[1]	High Yield Subaccount	High Yield II Subaccount	Income Subaccount	Bond Index Subaccount
Dividends	$7,311,629	$3,444,220	$5,595,410	$5,152,237
Mortality & expense risk charges	(1,109,229)	(572,995)	(1,458,176)	(1,495,275)
Administration fee	—	—	—	—

Net investment income (loss)	6,202,400	2,871,225	4,137,234	3,656,962
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	(1,784)	105,539	(82,570)	(176,958)
Capital gain distributions	—	—	366,763	—
Change in unrealized appreciation (depreciation) of investments	(3,573,479)	(1,929,840)	(3,149,203)	(2,354,885)

Net gain (loss) on investments	(3,575,263)	(1,824,301)	(2,865,010)	(2,531,843)

Net increase (decrease) in net assets resulting from operations	$2,627,137	$1,046,924	$1,272,224	$1,125,119

For the year ended December 31, 2005[1]	Limited Maturity Bond Subaccount	Mortgage Securities Subaccount	Money Market Subaccount
Dividends	$6,042,683	$1,869,352	$1,344,871
Mortality & expense risk charges	(2,004,719)	(521,601)	(573,981)
Administration fee	—	—	—

Net investment income (loss)	4,037,964	1,347,751	770,890
Net realized and unrealized gain (loss) on investments:
Net realized gains (loss) on investments	(237,767)	(44,600)	—
Capital gain distributions	40,175	—	—
Change in unrealized appreciation (depreciation) of investments	(2,585,109)	(982,493)	—

Net gain (loss) on investments	(2,782,701)	(1,027,093)	—

Net increase (decrease) in net assets resulting from operations	$1,255,263	$320,658	$770,890

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Aggressive Allocation Subaccount	Moderately Aggressive Allocation Subaccount	Moderate Allocation Subaccount	Moderately Conservative Allocation Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2005	12/31/2005	12/31/2005
Operations:
Net investment income (loss)	$(99,175)	$(226,550)	$(85,069)	$127,199
Net realized gains (loss) on investments	18,304	35,352	29,657	51,917
Change in net unrealized appreciation (depreciation) on investments	1,314,936	4,553,881	5,149,682	1,680,438

Net Change in Net Assets from Operations	1,234,065	4,362,683	5,094,270	1,859,554
Unit Transactions:
Proceeds from units issued	22,450,924	84,002,489	118,195,442	63,224,348
Death benefits	(28,685)	—	(18,143)	(17,946)
Surrenders and terminations	(117,241)	(451,081)	(1,344,483)	(763,549)
Annuity benefit payments	—	—	—	—
Administrative charges	—	—	—	—
Transfers between subaccounts	11,525,205	44,790,536	50,262,302	22,214,618

Net Change in Net Assets from Unit Transactions	33,830,203	128,341,944	167,095,118	84,657,471

Net Change in Net Assets	35,064,268	132,704,627	172,189,388	86,517,025
Net Assets Beginning of Period	—	—	—	—

Net Assets End of Period	$35,064,268	$132,704,627	$172,189,388	$86,517,025

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Technology Subaccount		Partner Small Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(236,004)	$(233,099)	$(311,382)	$(225,845)
Net realized gains (loss) on investments	230,366	79,606	1,547,718	128,468
Change in net unrealized appreciation (depreciation) on investments	837,835	1,072,566	(303,794)	2,153,971

Net Change in Net Assets from Operations	832,197	919,073	932,542	2,056,594
Unit Transactions:
Proceeds from units issued	5,046,613	10,848,490	5,288,481	10,506,140
Death benefits	(90,597)	(65,240)	(67,635)	(31,583)
Surrenders and terminations	(883,043)	(468,160)	(735,819)	(397,849)
Annuity benefit payments	—	—	(5)	—
Administrative charges	—	(56)	—	—
Transfers between subaccounts	(1,171,784)	(14,550)	(1,366,629)	(108,213)

Net Change in Net Assets from Unit Transactions	2,901,189	10,300,484	3,118,393	9,968,495

Net Change in Net Assets	3,733,386	11,219,557	4,050,935	12,025,089
Net Assets Beginning of Period	23,720,964	12,501,407	23,827,225	11,802,136

Net Assets End of Period	$27,454,350	$23,720,964	$27,878,160	$23,827,225

	Partner Small Cap Value Subaccount		Small Cap Stock Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(507,965)	$(311,927)	$(963,457)	$(618,396)
Net realized gains (loss) on investments	1,927,642	290,261	7,006,632	742,522
Change in net unrealized appreciation (depreciation) on investments	821,402	5,636,350	394,720	9,583,882

Net Change in Net Assets from Operations	2,241,079	5,614,684	6,437,895	9,708,008
Unit Transactions:
Proceeds from units issued	15,978,344	22,416,714	20,573,452	25,280,642
Death benefits	(213,244)	(43,960)	(300,458)	(110,624)
Surrenders and terminations	(1,352,631)	(478,880)	(2,542,099)	(1,085,651)
Annuity benefit payments	(6)	—	—	—
Administrative charges	—	—	—	—
Transfers between subaccounts	(3,362,282)	3,917,774	52,229	(11,264)

Net Change in Net Assets from Unit Transactions	11,050,181	25,811,648	17,783,124	24,073,103

Net Change in Net Assets	13,291,260	31,426,332	24,221,019	33,781,111
Net Assets Beginning of Period	42,764,256	11,337,924	67,518,713	33,737,602

Net Assets End of Period	$56,055,516	$42,764,256	$91,739,732	$67,518,713

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Small Cap Index Subaccount		Mid Cap Growth Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(459,314)	$(425,053)	$(1,100,611)	$(700,601)
Net realized gains (loss) on investments	4,759,361	205,357	1,492,707	116,186
Change in net unrealized appreciation (depreciation) on investments	593,583	9,760,221	8,802,778	7,942,949

Net Change in Net Assets from Operations	4,893,630	9,540,525	9,194,874	7,358,534
Unit Transactions:
Proceeds from units issued	35,349,953	26,224,382	18,589,984	33,758,844
Death benefits	(234,226)	(136,197)	(295,527)	(107,445)
Surrenders and terminations	(2,171,388)	(828,689)	(2,791,319)	(1,163,365)
Annuity benefit payments	(899)	—	(33)	—
Administrative charges	—	(24)	—	—
Transfers between subaccounts	(19,838,436)	710,947	(9,126,175)	11,091,350

Net Change in Net Assets from Unit Transactions	13,105,004	25,970,419	6,376,930	43,579,384

Net Change in Net Assets	17,998,634	35,510,944	15,571,804	50,937,918
Net Assets Beginning of Period	64,148,268	28,637,324	81,361,123	30,423,205

Net Assets End of Period	$82,146,902	$64,148,268	$96,932,927	$81,361,123

	Mid Cap Growth II Subaccount		Partner Mid Cap Value Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005
Operations:
Net investment income (loss)	$(194,940)	$(141,922)	$(1,296)
Net realized gains (loss) on investments	413,788	83,558	8,771
Change in net unrealized appreciation (depreciation) on investments	1,362,133	1,698,679	60,104

Net Change in Net Assets from Operations	1,580,981	1,640,315	67,579
Unit Transactions:
Proceeds from units issued	2,735,292	5,335,829	1,244,596
Death benefits	(64,426)	(14,105)	—
Surrenders and terminations	(411,033)	(202,836)	(10,398)
Annuity benefit payments	—	—	—
Administrative charges	—	—	—
Transfers between subaccounts	(1,496,171)	69,611	1,148,558

Net Change in Net Assets from Unit Transactions	763,662	5,188,499	2,382,756

Net Change in Net Assets	2,344,643	6,828,814	2,450,335
Net Assets Beginning of Period	14,300,973	7,472,159	—

Net Assets End of Period	$16,645,616	$14,300,973	$2,450,335

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Mid Cap Stock Subaccount		Mid Cap Index Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(778,803)	$(528,288)	$(575,196)	$(546,691)
Net realized gains (loss) on investments	3,817,085	570,581	2,978,976	157,813
Change in net unrealized appreciation (depreciation) on investments	7,742,633	6,808,361	6,306,543	7,316,530

Net Change in Net Assets from Operations	10,780,915	6,850,654	8,710,323	6,927,652
Unit Transactions:
Proceeds from units issued	20,141,410	18,337,738	20,973,869	27,515,998
Death benefits	(287,381)	(99,579)	(259,764)	(105,950)
Surrenders and terminations	(1,943,450)	(835,605)	(2,105,290)	(862,591)
Annuity benefit payments	—	—	(899)	—
Administrative charges	—	—	—	(19)
Transfers between subaccounts	7,859,777	99,805	(2,177,151)	2,306,402

Net Change in Net Assets from Unit Transactions	25,770,356	17,502,359	16,430,765	28,853,840

Net Change in Net Assets	36,551,271	24,353,013	25,141,088	35,781,492
Net Assets Beginning of Period	55,177,564	30,824,551	62,857,010	27,075,518

Net Assets End of Period	$91,728,835	$55,177,564	$87,998,098	$62,857,010

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Partner International Stock Subaccount		Partner All Cap Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(620,460)	$(668,298)	$(216,889)	$(186,165)
Net realized gains (loss) on investments	1,495,239	112,144	461,329	119,719
Change in net unrealized appreciation (depreciation) on investments	30,479,834	20,468,159	4,237,690	2,196,690

Net Change in Net Assets from Operations	31,354,613	19,912,005	4,482,130	2,130,244
Unit Transactions:
Proceeds from units issued	80,937,771	71,470,306	7,670,243	7,721,748
Death benefits	(717,751)	(174,082)	(71,005)	(30,806)
Surrenders and terminations	(6,798,070)	(1,867,584)	(780,753)	(337,741)
Annuity benefit payments	(440)	—	(87)	—
Administrative charges	—	(19)	—	(6)
Transfers between subaccounts	5,600,430	51,607,241	2,161,727	425,482

Net Change in Net Assets from Unit Transactions	79,021,940	121,035,862	8,980,125	7,778,677

Net Change in Net Assets	110,376,553	140,947,867	13,462,255	9,908,921
Net Assets Beginning of Period	169,592,543	28,644,676	20,626,378	10,717,457

Net Assets End of Period	$279,969,096	$169,592,543	$34,088,633	$20,626,378

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Large Cap Growth Subaccount		Large Cap Growth II Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(1,108,990)	$(874,489)	$(75,540)	$(166,389)
Net realized gains (loss) on investments	1,152,090	84,208	236,618	87,628
Change in net unrealized appreciation (depreciation) on investments	14,702,132	9,869,400	928,858	1,039,940

Net Change in Net Assets from Operations	14,745,232	9,079,119	1,089,936	961,179
Unit Transactions:
Proceeds from units issued	70,453,678	84,242,923	2,809,270	4,297,831
Death benefits	(487,915)	(242,645)	(130,980)	(28,435)
Surrenders and terminations	(5,872,628)	(2,287,851)	(679,304)	(265,866)
Annuity benefit payments	(42)	—	—	—
Administrative charges	—	(20)	—	—
Transfers between subaccounts	1,588,381	8,085,056	(772,254)	1,152,882

Net Change in Net Assets from Unit Transactions	65,681,474	89,797,463	1,226,732	5,156,412

Net Change in Net Assets	80,426,706	98,876,582	2,316,668	6,117,591
Net Assets Beginning of Period	152,658,299	53,781,717	16,389,844	10,272,253

Net Assets End of Period	$233,085,005	$152,658,299	$18,706,512	$16,389,844

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Partner Growth Stock Subaccount		Large Cap Value Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(378,454)	$(379,578)	$(417,497)	$(1,145,936)
Net realized gains (loss) on investments	474,537	79,083	1,035,232	143,072
Change in net unrealized appreciation (depreciation) on investments	2,812,774	3,464,170	9,705,450	14,201,523

Net Change in Net Assets from Operations	2,908,857	3,163,675	10,323,185	13,198,659
Unit Transactions:
Proceeds from units issued	11,372,540	19,407,668	48,902,696	60,054,237
Death benefits	(97,652)	(128,701)	(436,061)	(312,078)
Surrenders and terminations	(1,653,894)	(687,528)	(4,878,185)	(1,903,350)
Annuity benefit payments	—	—	(88)	—
Administrative charges	—	—	—	(25)
Transfers between subaccounts	166,630	2,377,207	3,874,457	4,336,334

Net Change in Net Assets from Unit Transactions	9,787,624	20,968,646	47,462,819	62,175,118

Net Change in Net Assets	12,696,481	24,132,321	57,786,004	75,373,777
Net Assets Beginning of Period	42,230,385	18,098,064	133,020,360	57,646,583

Net Assets End of Period	$54,926,866	$42,230,385	$190,806,364	$133,020,360

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Large Cap Stock Subaccount		Large Cap Index Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$(1,131,297)	$(2,474,348)	$302,172	$(355,735)
Net realized gains (loss) on investments	4,141,946	198,672	1,327,575	188,148
Change in net unrealized appreciation (depreciation) on investments	9,409,891	18,315,573	4,826,840	10,396,721

Net Change in Net Assets from Operations	12,420,540	16,039,897	6,456,587	10,229,134
Unit Transactions:
Proceeds from units issued	61,373,610	92,260,663	42,654,083	63,458,118
Death benefits	(1,474,469)	(624,829)	(936,521)	(246,559)
Surrenders and terminations	(8,486,211)	(4,124,348)	(4,702,975)	(1,936,889)
Annuity benefit payments	(42)	—	(3,041)	—
Administrative charges	—	—	—	—
Transfers between subaccounts	(12,668,981)	3,780,860	(4,281,604)	4,355,576

Net Change in Net Assets from Unit Transactions	38,743,907	91,292,346	32,729,942	65,630,246

Net Change in Net Assets	51,164,447	107,332,243	39,186,529	75,859,380
Net Assets Beginning of Period	249,950,563	142,618,320	135,026,598	59,167,218

Net Assets End of Period	$301,115,010	$249,950,563	$174,213,127	$135,026,598

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Real Estate Securities Subaccount		Balanced Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$24,503	$(660,203)	$1,366,138	$433,389
Net realized gains (loss) on investments	6,168,523	281,259	965,602	226,498
Change in net unrealized appreciation (depreciation) on investments	8,399,422	18,978,113	958,606	5,621,366

Net Change in Net Assets from Operations	14,592,448	18,599,169	3,290,346	6,281,253
Unit Transactions:
Proceeds from units issued	34,547,290	42,168,673	23,974,171	47,407,924
Death benefits	(449,779)	(256,267)	(618,542)	(133,952)
Surrenders and terminations	(3,830,984)	(1,185,978)	(4,332,435)	(1,919,485)
Annuity benefit payments	—	—	—	—
Administrative charges	—	(25)	—	(19)
Transfers between subaccounts	(5,550,387)	6,634,262	(9,809,360)	898,277

Net Change in Net Assets from Unit Transactions	24,716,140	47,360,665	9,213,834	46,252,745

Net Change in Net Assets	39,308,588	65,959,834	12,504,180	52,533,998
Net Assets Beginning of Period	91,568,878	25,609,044	108,096,298	55,562,300

Net Assets End of Period	$130,877,466	$91,568,878	$120,600,478	$108,096,298

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	High Yield Subaccount		High Yield II Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$6,202,400	$3,592,518	$2,871,225	$2,142,097
Net realized gains (loss) on investments	(1,784)	28,546	105,539	68,300
Change in net unrealized appreciation (depreciation) on investments	(3,573,479)	1,283,263	(1,929,840)	620,813

Net Change in Net Assets from Operations	2,627,137	4,904,327	1,046,924	2,831,210
Unit Transactions:
Proceeds from units issued	27,801,973	40,411,313	5,537,987	20,576,507
Death benefits	(436,454)	(349,422)	(305,554)	(110,709)
Surrenders and terminations	(2,772,353)	(1,231,145)	(1,569,188)	(1,007,294)
Annuity benefit payments	(31)	—	—	—
Administrative charges	—	—	—	(25)
Transfers between subaccounts	(5,557,700)	3,406,436	(6,346,395)	(262,027)

Net Change in Net Assets from Unit Transactions	19,035,435	42,237,182	(2,683,150)	19,196,452

Net Change in Net Assets	21,662,572	47,141,509	(1,636,226)	22,027,662
Net Assets Beginning of Period	75,682,772	28,541,263	47,059,656	25,031,994

Net Assets End of Period	$97,345,344	$75,682,772	$45,423,430	$47,059,656

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Income Subaccount		Bond Index Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$4,137,234	$2,264,819	$3,656,962	$2,614,332
Net realized gains (loss) on investments	284,193	6,976	(176,958)	221,418
Change in net unrealized appreciation (depreciation) on investments	(3,149,203)	370,297	(2,354,885)	(398,667)

Net Change in Net Assets from Operations	1,272,224	2,642,092	1,125,119	2,437,083
Unit Transactions:
Proceeds from units issued	38,323,119	48,198,718	26,409,140	43,599,482
Death benefits	(518,188)	(217,177)	(759,260)	(339,852)
Surrenders and terminations	(4,044,239)	(1,786,497)	(4,278,094)	(2,812,663)
Annuity benefit payments	(899)	—	(437)	—
Administrative charges	—	—	—	(37)
Transfers between subaccounts	872,998	2,084,128	(4,480,588)	(718,000)

Net Change in Net Assets from Unit Transactions	34,632,791	48,279,172	16,890,761	39,728,930

Net Change in Net Assets	35,905,015	50,921,264	18,015,880	42,166,013
Net Assets Beginning of Period	95,950,004	45,028,740	109,302,765	67,136,752

Net Assets End of Period	$131,855,019	$95,950,004	$127,318,645	$109,302,765

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Limited Maturity Bond Subaccount		Mortgage Securities Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$4,037,964	$1,754,705	$1,347,751	$782,723
Net realized gains (loss) on investments	(197,592)	109,266	(44,600)	16,078
Change in net unrealized appreciation (depreciation) on investments	(2,585,109)	(1,118,267)	(982,493)	22,720

Net Change in Net Assets from Operations	1,255,263	745,704	320,658	821,521
Unit Transactions:
Proceeds from units issued	44,944,390	74,713,888	9,881,083	19,518,516
Death benefits	(882,605)	(319,434)	(266,968)	(47,981)
Surrenders and terminations	(6,674,823)	(2,892,826)	(1,282,348)	(475,292)
Annuity benefit payments	(514)	—	(15)	—
Administrative charges	—	—	—	(50)
Transfers between subaccounts	(4,626,161)	4,581,527	(915,649)	499,499

Net Change in Net Assets from Unit Transactions	32,760,287	76,083,155	7,416,103	19,494,692

Net Change in Net Assets	34,015,550	76,828,859	7,736,761	20,316,213
Net Assets Beginning of Period	141,999,061	65,170,202	37,196,350	16,880,137

Net Assets End of Period	$176,014,611	$141,999,061	$44,933,111	$37,196,350

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Statements of Changes in Net Assets

	Money Market Subaccount
For the years ended, except as indicated[1]	12/31/2005	12/31/2004
Operations:
Net investment income (loss)	$770,890	$(59,204)
Net realized gains (loss) on investments	—	—
Change in net unrealized appreciation (depreciation) on investments	—	—

Net Change in Net Assets from Operations	770,890	(59,204)
Unit Transactions:
Proceeds from units issued	48,887,293	46,242,903
Death benefits	(465,025)	(72,455)
Surrenders and terminations	(3,106,748)	(2,098,265)
Annuity benefit payments	(859)	—
Administrative charges	—	(50)
Transfers between subaccounts	(29,806,941)	(31,669,089)

Net Change in Net Assets from Unit Transactions	15,507,720	12,403,044

Net Change in Net Assets	16,278,610	12,343,840
Net Assets Beginning of Period	35,009,907	22,666,067

Net Assets End of Period	$51,288,517	$35,009,907

[1]	Certain subaccounts commenced operations during 2005 as disclosed in the accompanying notes.

The accompanying notes are an integral part of these financial statements

Thrivent Variable Annuity Account I

Notes to Financial Statements

December 31, 2005

(1) Organization

The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 31 subaccounts each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation (a)	Thrivent Series Fund, Inc.—Aggressive Allocation Portfolio
Moderately Aggressive Allocation (a)	Thrivent Series Fund, Inc.—Moderately Aggressive Allocation Portfolio
Moderate Allocation (a)	Thrivent Series Fund, Inc.—Moderate Allocation Portfolio
Moderately Conservative Allocation (a)	Thrivent Series Fund, Inc.—Moderately Conservative Allocation Portfolio
Technology	Thrivent Series Fund, Inc.—Technology Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc.—Partner Small Cap Growth Portfolio
Partner Small Cap Value (d)	Thrivent Series Fund, Inc.—Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc.—Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc.—Small Cap Index Portfolio
Mid Cap Growth	Thrivent Series Fund, Inc.—Mid Cap Growth Portfolio (c)
Mid Cap Growth II	Thrivent Series Fund, Inc.—Mid Cap Growth II Portfolio
Partner Mid Cap Value (a)	Thrivent Series Fund, Inc.—Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc.—Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc.—Mid Cap Index Portfolio
Partner International Stock	Thrivent Series Fund, Inc.—Partner International Stock Portfolio (b)
Partner All Cap	Thrivent Series Fund, Inc.—Partner All Cap Portfolio
Large Cap Growth	Thrivent Series Fund, Inc.—Large Cap Growth Portfolio
Large Cap Growth II	Thrivent Series Fund, Inc.—Large Cap Growth II Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc.—Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc.—Large Cap Value Portfolio
Large Cap Stock	Thrivent Series Fund, Inc.—Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc.—Large Cap Index Portfolio
Real Estate Securities (d)	Thrivent Series Fund, Inc.—Real Estate Securities Portfolio
Balanced	Thrivent Series Fund, Inc.—Balanced Portfolio
High Yield	Thrivent Series Fund, Inc.—High Yield Portfolio
High Yield II	Thrivent Series Fund, Inc.—High Yield II Portfolio
Income	Thrivent Series Fund, Inc.—Income Portfolio
Bond Index	Thrivent Series Fund, Inc.—Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc.—Limited Maturity Bond Portfolio
Mortgage Securities (d)	Thrivent Series Fund, Inc.—Mortgage Securities Portfolio
Money Market	Thrivent Series Fund, Inc.—Money Market Portfolio

(a)	Since inception, April 29, 2005

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(1) Organization—continued

(b)	Aid Association for Lutherans (AAL) Series Fund, Inc.—International Portfolio merged into the Thrivent Series Fund, Inc.—Partner International Stock Portfolio as of April 30, 2004.
(c)	Lutheran Brotherhood (LB) Series Fund, Inc.—Opportunity Growth Portfolio merged into the Thrivent Series Fund, Inc.—Mid Cap Growth Portfolio as of April 30, 2004.
(d)	Since inception, April 30, 2003

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) Significant Accounting Policies

Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

Annuity Reserves

Contracts that are no longer in the accumulation phase are considered to be in a payout phase and Thrivent Financial accounts for the two types of phases separately so that reserves can be set aside for the contracts in payout.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary pending instructions from the other beneficiaries for disbursement.

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(2) Significant Accounting Policies—continued

Other

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3) Expense Charges

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10%—2.20% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%. An administrative charge equivalent to an annual rate of 0.55% is charged for contracts that have the return protection allocation (RPA) benefit.

Mortality and Expense Risk Charge 2002 Series	Current	Maximum
With Basic Death Benefit only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit only & Return Protection Allocation (RPA)	1.65	2.00
With MADB and RPA	1.75	2.10

Mortality and Expense Risk Charge 2005 Series	Years 1-7	After 7 years
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit only & RPA	2.00	1.90
With MADB and RPA	2.20	2.10

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(3) Expense Charges—continued

Additionally, during the year ended December 31, 2005, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

Subaccount	% of Average Net Assets	Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%	Large Cap Growth	0.40%
Moderately Aggressive Allocation	0.15%	Large Cap Growth II	0.80%
Moderate Allocation	0.15%	Partner Growth Stock	0.80%
Moderately Conservative Allocation	0.15%	Large Cap Value	0.60%
Technology	0.75%	Large Cap Stock	0.65%
Partner Small Cap Growth	1.00%	Large Cap Index	0.32%
Partner Small Cap Value	0.80%	Real Estate Securities	0.80%
Small Cap Stock	0.70%	Balanced	0.32%
Small Cap Index	0.33%	High Yield	0.40%
Mid Cap Growth	0.40%	High Yield II	0.40%
Mid Cap Growth II	0.90%	Income	0.40%
Partner Mid Cap Value	0.75%	Bond Index	0.35%
Mid Cap Stock	0.70%	Limited Maturity Bond	0.40%
Mid Cap Index	0.35%	Mortgage Securities	0.50%
Partner International Stock	0.85%	Money Market	0.40%
Partner All Cap	0.95%

(4) Unit Activity

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Technology	Partner Small Cap Growth
Units Outstanding at December 31, 2003	—	—	—	—	832,454	805,611
Units Issued	—	—	—	—	1,867,794	1,427,582
Units Redeemed	—	—	—	—	(1,175,089)	(753,925)

Units Outstanding at December 31, 2004	—	—	—	—	1,525,159	1,479,268
Units Issued	3,324,890	14,056,225	20,588,448	11,943,923	1,647,155	1,382,292
Units Redeemed	(233,240)	(2,108,253)	(4,777,614)	(3,804,385)	(1,424,357)	(1,143,522)

Units Outstanding at December 31, 2005	3,091,650	11,947,972	15,810,834	8,139,538	1,747,957	1,718,038

	Partner Small Cap Value	Small Cap Stock	Small Cap Index	Mid Cap Growth	Mid Cap Growth II	Partner Mid Cap Value
Units Outstanding at December 31, 2003	807,617	2,409,230	2,069,925	2,274,771	556,294	—
Units Issued	2,952,873	4,078,738	4,083,308	6,504,186	937,954	—
Units Redeemed	(1,237,992)	(2,451,621)	(2,309,154)	(3,248,357)	(568,199)	—

Units Outstanding at December 31, 2004	2,522,498	4,036,347	3,844,079	5,530,600	926,049	—
Units Issued	3,193,343	4,633,468	3,984,509	4,758,261	813,586	325,851
Units Redeemed	(2,442,936)	(3,402,255)	(3,063,795)	(4,237,140)	(750,958)	(111,723)

Units Outstanding at December 31, 2005	3,272,905	5,267,560	4,764,793	6,051,721	988,677	214,128

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(4) Unit Activity—continued

	Mid Cap Stock	Mid Cap Index	Partner International Stock	Partner All Cap	Large Cap Growth	Large Cap Growth II
Units Outstanding at December 31, 2003	2,345,962	2,010,795	2,179,333	891,026	4,296,534	880,511
Units Issued	3,279,714	4,272,687	14,919,057	1,836,561	13,035,525	1,320,384
Units Redeemed	(1,998,902)	(2,200,900)	(5,804,933)	(1,199,774)	(5,867,552)	(878,623)

Units Outstanding at December 31, 2004	3,626,774	4,082,582	11,293,457	1,527,813	11,464,507	1,322,272
Units Issued	4,752,430	4,435,779	17,766,724	1,861,380	16,088,574	1,127,335
Units Redeemed	(2,957,109)	(3,257,565)	(11,968,475)	(1,189,527)	(10,769,530)	(1,018,640)

Units Outstanding at December 31, 2005	5,422,095	5,260,796	17,091,706	2,199,666	16,783,551	1,430,967

	Partner Growth Stock	Large Cap Value	Large Cap Stock	Large Cap Index	Real Estate Securities	Balanced
Units Outstanding at December 31, 2003	1,417,012	4,611,387	12,068,000	4,701,060	1,985,832	4,790,753
Units Issued	3,461,082	10,158,917	18,095,492	9,872,520	5,888,610	7,625,105
Units Redeemed	(1,834,009)	(5,332,280)	(10,426,947)	(4,751,085)	(2,557,169)	(3,686,147)

Units Outstanding at December 31, 2004	3,044,085	9,438,024	19,736,545	9,822,495	5,317,273	8,729,711
Units Issued	3,364,156	12,322,612	19,164,855	10,917,797	6,516,263	6,356,534
Units Redeemed	(2,590,628)	(8,676,819)	(15,872,998)	(8,315,131)	(4,776,221)	(5,544,592)

Units Outstanding at December 31, 2005	3,817,613	13,083,817	23,028,402	12,425,161	7,057,315	9,541,653

	High Yield	High Yield II	Income	Bond Index	Limited Maturity Bond	Mortgage Securities
Units Outstanding at December 31, 2003	2,138,597	1,869,352	4,096,109	6,467,799	6,254,552	1,671,215
Units Issued	5,697,457	3,780,322	8,884,222	10,497,800	17,253,054	4,195,428
Units Redeemed	(2,624,187)	(2,356,102)	(4,545,026)	(6,707,369)	(9,969,914)	(2,282,796)

Units Outstanding at December 31, 2004	5,211,867	3,293,572	8,435,305	10,258,230	13,537,692	3,583,847
Units Issued	6,013,911	2,664,791	10,685,796	10,760,417	16,930,233	4,005,911
Units Redeemed	(4,574,136)	(2,828,235)	(7,548,303)	(9,142,810)	(13,765,897)	(3,284,692)

Units Outstanding at December 31, 2005	6,651,642	3,130,128	11,572,798	11,875,837	16,702,028	4,305,066

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(4) Unit Activity—continued

Money Market
Units Outstanding at December 31, 2003	22,738,916
Units Issued	86,067,193
Units Redeemed	(73,593,140)

Units Outstanding at December 31, 2004	35,212,969
Units Issued	115,991,178
Units Redeemed	(100,470,857)

Units Outstanding at December 31, 2005	50,733,290

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(5) Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2005 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$34,332,814	$599,527
Moderately Aggressive Allocation	129,130,500	1,007,954
Moderate Allocation	169,502,299	2,492,251
Moderately Conservative Allocation	88,372,068	3,574,089
Technology	5,425,288	2,760,102
Partner Small Cap Growth	6,542,210	2,426,113
Partner Small Cap Value	17,370,817	5,449,705
Small Cap Stock	27,633,335	4,587,838
Small Cap Index	22,765,756	6,410,408
Mid Cap Growth	14,487,317	9,210,997
Mid Cap Growth II	2,770,487	2,201,764
Partner Mid Cap Value	2,527,470	140,672
Mid Cap Stock	31,720,071	3,561,790
Mid Cap Index	23,215,255	5,229,222
Partner International Stock	88,339,883	9,938,404
Partner All Cap	11,309,264	2,546,026
Large Cap Growth	75,015,822	10,443,337
Large Cap Growth II	3,392,039	2,240,846
Partner Growth Stock	13,040,163	3,630,994
Large Cap Value	54,115,457	7,070,134
Large Cap Stock	57,836,590	18,356,716
Large Cap Index	44,646,693	11,614,578
Real Estate Securities	39,395,758	10,543,959
Balanced	23,513,024	12,933,051
High Yield	32,686,016	7,448,180
High Yield II	7,710,538	7,522,464
Income	45,991,248	6,854,467
Bond Index	30,481,465	9,933,739
Limited Maturity Bond	49,812,820	12,974,395
Mortgage Securities	13,034,610	4,270,756
Money Market	50,948,045	34,669,435

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the four years in the period ended December 31, 2005, except as indicated in Note 1, follows:

Subaccount	2005	2004	2003	2002
Aggressive Allocation
Units	3,091,650
Unit value (d)	$11.33-$11.36
Unit value (e)	$11.30-$11.37
Net assets	$35,064,268
Ratio of expenses to net assets (a)	1.10-2.20%
Investment income ratio (b)	0.10%
Total return (c,d)	13.26-13.61%
Total return (c,e)	13.00-13.68%
Moderately Aggressive Allocation
Units	11,947,972
Unit value (d)	$11.08-$11.13
Unit value (e)	$11.06-$11.14
Net assets	$132,704,627
Ratio of expenses to net assets (a)	1.10-2.20%
Investment income ratio (b)	0.46%
Total return (c,d)	10.81-11.29%
Total return (c,e)	10.62-11.37%
Moderate Allocation
Units	15,810,834
Unit value (d)	$10.87-$10.92
Unit value (e)	$10.85-$10.92
Net assets	$172,189,388
Ratio of expenses to net assets (a)	1.10-2.20%
Investment income ratio (b)	0.84%
Total return (c,d)	8.69-9.16%
Total return (c,e)	8.50-9.16%
Moderately Conservative Allocation
Units	8,139,538
Unit value (d)	$10.61-$10.66
Unit value (e)	$10.60-$10.67
Net assets	$86,517,025
Ratio of expenses to net assets (a)	1.10-2.20%
Investment income ratio (b)	1.40%
Total return (c,d)	6.13-6.60%
Total return (c,e)	5.95-6.67%

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values—continued

Subaccount	2005	2004	2003	2002
Technology
Units	1,747,957	1,525,159	832,454	2,118
Unit value (d)	$15.78-$16.01	$15.45-$15.60	$14.97-$15.05	$10.04-$10.05
Unit value (e)	$11.67-$11.75
Net assets	$27,454,350	$23,720,964	$12,501,407	$21,281
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.30%	0.00%	0.00%	0.00%
Total return (c,d)	2.13-2.59%	3.23-3.70%	49.04-49.71%	0.43-0.50%
Total return (c,e)	16.74-17.45%
Partner Small Cap Growth
Units	1,718,038	1,479,268	805,611	6,141
Unit value (d)	$16.16-$16.38	$16.00-$16.16	$14.60-$14.67	$10.31-$10.32
Unit value (e)	$11.80-$11.87
Net assets	$27,878,160	$23,827,225	$11,802,136	$63,329
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%
Total return (c,d)	2.37-2.59%	9.60-10.10%	41.62-42.26%	3.08-3.16%
Total return (c,e)	17.97-18.68%
Partner Small Cap Value
Units	3,272,905	2,522,498	807,617
Unit value (d)	$16.99-$17.41	$16.86-$16.99	$14.01-$14.05
Unit value (e)	$11.32-$11.39
Net assets	$56,055,516	$42,764,256	$11,337,924
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.24%	0.00%	0.10%
Total return (c,d)	3.26-3.73%	20.37-20.92%	40.09-40.51%
Total return (c,e)	13.26-13.95%
Small Cap Stock
Units	5,267,560	4,036,347	2,409,230	24,404
Unit value (d)	$17.81-$18.06	$16.62-$16.78	$13.96-$14.03	$10.11-$10.12
Unit value (e)	$11.54-$11.59
Net assets	$91,739,732	$67,518,713	$33,737,602	$246,856
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.03%	0.00%	0.00%	0.00%
Total return (c,d)	7.14-7.62%	19.07-19.61%	38.04-38.66%	1.11-1.19%
Total return (c,e)	15.40-16.10%
Small Cap Index
Units	4,764,793	3,844,079	2,069,925	29,970
Unit value (d)	$17.51-$17.76	$16.57-$16.73	$13.78-$13.86	$10.13-$10.14
Unit value (e)	$11.47-$11.54
Net assets	$82,146,902	$64,148,268	$28,637,324	$303,845
Ratio of expenses to net assets (a)	1.10-2.10%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.60%	0.30%	0.09%	0.03%
Total return (c,d)	5.68-6.15%	20.22-20.76%	36.04-36.65%	1.33-1.41%
Total return (c,e)	14.71-15.41%

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values—continued

Subaccount	2005	2004	2003	2002
Mid Cap Growth
Units	6,051,721	5,530,599	2,274,771	15,177
Unit value (d)	$16.01-$16.24	$14.61-$14.75	$13.32-$13.39	$9.96
Unit value (e)	$11.83-$11.90
Net assets	$96,932,927	$81,361,123	$30,423,205	$151,189
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00
Total return (c,d)	9.56-10.05%	9.64-10.14%	33.84-34.44%	(0.44)-(0.37)
Total return (c,e)	18.29-19.01%
Mid Cap Growth II
Units	988,677	926,049	556,294	7,979
Unit value (d)	$16.80-$16.99	$15.34-$15.49	$13.39-$13.46	$9.90-$9.91
Unit value (e)	$11.82-$11.87
Net assets	$16,645,616	$14,300,973	$7,472,159	$79,016
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%
Total return (c,d)	9.51-10.01%	14.61-15.13%	35.23-35.84%	(1.01)-(0.94)%
Total return (c,e)	18.19-18.90%
Partner Mid Cap Value
Units	214,128
Unit value (d)	$11.42-$11.46
Unit value (e)	$11.40-$11.47
Net assets	$2,450,335
Ratio of expenses to net assets (a)	1.10-2.20%
Investment income ratio (b)	0.75%
Total return (c,d)	14.24-14.59%
Total return (c,e)	13.98-14.67%
Mid Cap Stock
Units	5,422,095	3,626,775	2,345,962	22,163
Unit value (d)	$17.32-$17.57	$15.12-$15.26	$13.10-$13.16	$10.06
Unit value (e)	$11.95-$12.02
Net assets	$91,728,835	$55,177,564	$30,824,551	$222,930
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.15%	0.00%	0.44%	0.92%
Total return (c,d)	14.59-15.11%	15.43-15.95%	30.24-30.83%	0.55-0.62%
Total return (c,e)	19.53-20.25%
Mid Cap Index
Units	5,260,796	4,082,582	2,010,795	28,029
Unit value (d)	$16.91-$17.16	$15.29-$15.44	$13.42-$13.49	$10.11-$10.12
Unit value (e)	$11.60-$11.67
Net assets	$87,998,098	$62,857,010	$27,075,518	$283,440
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.48%	0.00%	1.38%	1.99%
Total return (c,d)	10.62-11.12%	13.97-14.49%	32.73-33.33%	1.08-1.15%
Total return (c,e)	15.97-16.67%

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values—continued

Subaccount	2005	2004	2003	2002
Partner International Stock
Units	17,091,706	11,293,457	2,179,333	27,697
Unit value (d)	$16.70-$16.94	$14.91-$15.06	$13.10-$13.16	$10.13-$10.14
Unit value (e)	$11.63-$11.70
Net assets	$279,969,096	$169,592,543	$28,644,676	$280,778
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.94%	0.53%	0.31%	0.00%
Total return (c,d)	11.97-12.47%	13.87-14.38%	29.25-29.84%	1.32-1.40%
Total return (c,e)	16.27-16.97%
Partner All Cap
Units	2,199,666	1,527,814	891,026	17,514
Unit value (d)	$15.63-$15.85	$13.41-$13.54	$11.99-$12.05	$9.86-$9.87
Unit value (e)	$11.95-$12.03
Net assets	$34,088,633	$20,626,378	$10,717,457	$172,749
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.43%	0.06%	0.31%	0.00%
Total return (c,d)	16.52-17.04%	11.89-12.39%	21.62-22.17%	(1.43)-(1.35)%
Total return (c,e)	19.53-20.26%
Large Cap Growth
Units	16,783,551	11,464,507	4,296,534	47,029
Unit value (d)	$13.93-$14.13	$13.22-$13.35	$12.47-$12.54	$9.71
Unit value (e)	$11.32-$11.39
Net assets	$233,085,005	$152,658,299	$53,781,717	$456,761
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.66%	0.35%	0.09%	0.00%
Total return (c,d)	5.37-5.84%	6.02-6.50%	28.49-29.06%	(2.94)-(2.86)%
Total return (c,e)	13.23-13.92%
Large Cap Growth II
Units	1,430,967	1,322,271	880,511	18,557
Unit value (d)	$12.98-$13.16	$12.31-$12.43	$11.62-$11.68	$9.62
Unit value (e)	$11.33-$11.40
Net assets	$18,706,512	$16,389,844	$10,272,253	$178,564
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.79%	0.00%	0.18%	0.31%
Total return (c,d)	5.44-5.91%	5.90-6.38%	20.86-21.41%	(3.83)-(3.76)%
Total return (c,e)	13.27-13.95%
Partner Growth Stock
Units	3,817,613	3,044,085	1,417,012	19,671
Unit value (d)	$14.42-$14.63	$13.78-$13.91	$12.73-$12.79	$9.86-$9.87
Unit value (e)	$11.23-$11.30
Net assets	$54,926,866	$42,230,385	$18,098,064	$194,118
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.45%	0.00%	0.41%	0.59%
Total return (c,d)	4.70-5.17%	8.25-8.74%	29.03-29.61%	(1.37)-(1.30)%
Total return (c,e)	12.27-12.95%

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values—continued

Subaccount	2005	2004	2003	2002
Large Cap Value
Units	13,083,817	9,438,024	4,611,387
Unit value (d)	$14.77-$14.95	$14.02-$14.12	$12.47-$12.51
Unit value (e)	$10.78-$10.85
Net assets	$190,806,364	$133,020,360	$57,646,583
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.96%	0.00%	1.62%
Total return (c,d)	5.38-5.85%	12.37-12.88%	24.74-25.13%
Total return (c,e)	7.83-8.49%
Large Cap Stock
Units	23,028,402	19,736,545	12,068,001	89,681
Unit value (d)	$13.05-$13.23	$12.58-$12.70	$11.78-$11.84	$9.86
Unit value (e)	$10.84-$10.91
Net assets	$301,115,010	$249,950,563	$142,618,320	$884,340
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	0.83%	0.00%	1.04%	1.81%
Total return (c,d)	3.70-4.16%	6.82-7.30%	19.50-20.03%	(1.44)-(1.37)%
Total return (c,e)	8.40-9.06%
Large Cap Index
Units	12,425,161	9,822,496	4,701,060	87,878
Unit value (d)	$14.08-$14.28	$13.65-$13.78	$12.54-$12.61	$9.93-$9.94
Unit value (e)	$10.77-$10.84
Net assets	$174,213,127	$135,026,598	$59,167,218	$873,378
Ratio of expenses to net assets (a, b)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (c)	1.40%	0.86%	0.33%	0.03%
Total return (c,d)	3.15-3.61%	8.85-9.34%	26.24-26.81%	(0.67)-(0.59)%
Total return (c,e)	7.70-8.36%
Real Estate Securities
Units	7,057,315	5,317,273	1,985,832
Unit value (d)	$19.10-$19.33	$17.13-$17.26	$12.87-$12.91
Unit value (e)	$11.45-$11.52
Net assets	$130,877,466	$91,568,878	$25,609,044
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	1.23%	0.00%	4.58%
Total return (c,d)	11.52-12.02%	33.10-33.70%	28.68-29.07%
Total return (c,e)	14.50-15.19%
Balanced
Units	9,541,653	8,729,710	4,790,753	90,098
Unit value (d)	$12.58-$12.77	$12.30-$12.42	$11.56-$11.62	$10.02-$10.03
Unit value (e)	$10.49-$10.56
Net assets	$120,600,478	$108,096,298	$55,562,300	$903,072
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	2.39%	1.76%	0.78%	0.01%
Total return (c,d)	2.32-2.78%	6.42-6.90%	15.37-15.89%	0.18-0.25%
Total return (c,e)	4.94-5.58%

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values—continued

Subaccount	2005	2004	2003	2002
High Yield
Units	6,651,642	5,211,867	2,138,597	11,767
Unit value (d)	$14.77-$14.98	$14.42-$14.56	$13.30-$13.37	$10.55-$10.56
Unit value (e)	$10.46-$10.53
Net assets	$97,345,344	$75,682,772	$28,541,263	$124,208
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	7.99%	8.16%	8.30%	1.70%
Total return (c,d)	2.42-2.89%	8.45-8.94%	26.03-26.60%	5.50-5.58%
Total return (c,e)	4.64-5.27%
High Yield II
Units	3,130,128	3,293,572	1,869,352	16,229
Unit value (d)	$14.48-$14.69	$14.19-$14.33	$13.35-$13.42	$10.81-$10.82
Unit value (e)	$10.44-$10.51
Net assets	$45,423,430	$47,059,656	$25,031,994	$175,476
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	7.43%	6.85%	7.62%	2.89%
Total return (c,d)	2.01-2.47%	6.35-6.83%	23.49-24.04%	8.07-8.15%
Total return (c,e)	4.45-5.08%
Income
Units	11,572,798	8,435,305	4,096,109	50,606
Unit value (d)	$11.38-$11.54	$11.29-$11.41	$10.95-$11.01	$10.25-$10.26
Unit value (e)	$10.05-$10.11
Net assets	$131,855,019	$95,950,004	$45,028,740	$519,055
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	4.64%	4.37%	4.34%	0.71%
Total return (c,d)	0.73-1.18%	3.12-3.59%	6.84-7.33%	2.51-2.59%
Total return (c,e)	0.53-1.14%
Bond Index
Units	11,875,837	10,258,229	6,467,799	102,293
Unit value (d)	$10.65-$10.80	$10.58-$10.69	$10.34-$10.40	$10.14-$10.15
Unit value (e)	$10.01-$10.07
Net assets	$127,318,645	$109,302,765	$67,136,752	$1,037,825
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	4.20%	4.08%	4.30%	1.56%
Total return (c,d)	0.60-1.05%	2.31-2.77%	1.99-2.45%	1.41-1.48%
Total return (c,e)	0.11-0.72%
Limited Maturity Bond
Units	16,702,028	13,537,693	6,254,552	184,205
Unit value (d)	$10.45-$10.60	$10.41-$10.52	$10.38-$10.44	$10.09-$10.10
Unit value (e)	$10.04-$10.10
Net assets	$176,014,611	$141,999,061	$65,170,202	$1,859,607
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	3.64%	2.85%	2.80%	0.47%
Total return (c,d)	0.38-0.83%	0.32-0.78%	2.87-3.33%	0.91-0.99%
Total return (c,e)	0.37-0.98%

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(6) Unit Values—continued

Subaccount	2005	2004	2003	2002
Mortgage Securities
Units	4,305,066	3,583,848	1,671,215
Unit value (d)	$10.38-$10.49	$10.32-$10.40	$10.08-$10.11
Unit value (e)	$10.00-$10.06
Net assets	$44,933,111	$37,196,350	$16,880,137
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	4.35%	4.01%	2.10%
Total return (c,d)	0.42-0.87%	2.41-2.88%	0.79-1.10%
Total return (c,e)	0.01-0.61%
Money Market
Units	50,733,290	35,212,970	22,738,916
Unit value (d)	$1.00-$1.01	$0.99-$1.00	$0.99-$1.00
Unit value (e)	$1.01
Net assets	$51,288,517	$35,009,907	$22,666,067
Ratio of expenses to net assets (a)	1.10-2.20%	1.10-1.55%	1.10-1.55%
Investment income ratio (b)	2.81%	1.03%	0.52%
Total return (c,d)	1.27-1.73%	(0.58)-(0.13)%	(0.53)-(0.23)%
Total return (c,e)	0.85-1.46%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period.
(d)	These amounts represent the amounts associated with the 2002 Series.
(e)	These amounts represent the amounts associated with the 2005 Series.

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value

The company sells two different products which have unique combinations of features and fees that are charged against the contract owner's account balance. In addition, both products offer the option of additional death benefit options. Differences in the fee structure result in 31 different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Flexible Premium Deferred Variable Annuity—2002
Basic Death Benefits only—1.10% Expense Ratio
Aggressive Allocation	229,328	11.36	2,605,311
Moderately Aggressive Allocation	870,455	11.13	9,687,644
Moderate Allocation	1,288,871	10.92	14,069,374
Moderately Conservative Allocation	568,181	10.66	6,056,576
Technology	360,173	16.01	5,765,263
Partner Small Cap Growth	419,227	16.61	6,964,871
Partner Small Cap Value	708,036	17.62	12,477,882
Small Cap Stock	969,081	18.06	17,503,388
Small Cap Index	1,155,889	17.76	20,532,762
Mid Cap Growth	1,475,367	16.24	23,953,245
Mid Cap Growth II	195,135	17.04	3,325,815
Partner Mid Cap Value	32,880	11.46	376,766
Mid Cap Stock	990,723	17.57	17,407,156
Mid Cap Index	1,261,241	17.16	21,639,028
Partner International Stock	4,110,701	16.94	69,617,946
Partner All Cap	538,631	15.85	8,538,822
Large Cap Growth	4,349,671	14.13	61,467,343
Large Cap Growth II	400,489	13.16	5,272,151
Partner Growth Stock	1,022,584	14.63	14,960,716
Large Cap Value	3,144,828	14.95	47,015,445
Large Cap Stock	4,571,629	13.23	60,497,189
Large Cap Index	3,195,719	14.28	45,639,756
Real Estate Securities	1,760,745	19.33	34,036,973
Balanced	2,560,202	12.77	32,682,287
High Yield	1,774,697	14.98	26,584,619
High Yield II	702,602	14.69	10,318,087
Income	3,061,587	11.54	35,332,308
Bond Index	2,896,174	10.80	31,272,443
Limited Maturity Bond	4,375,044	10.60	46,392,426
Mortgage Securities	1,142,657	10.49	11,988,137
Money Market	11,614,190	1.01	11,772,981

			715,754,710

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
MADB—1.20% Expense Ratio
Aggressive Allocation	713,449	11.35	8,099,801
Moderately Aggressive Allocation	2,514,234	11.12	27,963,132
Moderate Allocation	2,442,683	10.91	26,646,583
Moderately Conservative Allocation	1,075,668	10.65	11,458,492
Technology	904,984	15.96	14,440,335
Partner Small Cap Growth	824,652	16.56	13,657,151
Partner Small Cap Value	1,734,362	17.58	30,483,646
Small Cap Stock	2,684,284	18.00	48,329,864
Small Cap Index	2,428,392	17.71	43,000,744
Mid Cap Growth	3,175,097	16.18	51,386,254
Mid Cap Growth II	508,615	16.99	8,641,263
Partner Mid Cap Value	64,437	11.45	737,890
Mid Cap Stock	2,701,924	17.51	47,323,223
Mid Cap Index	2,691,521	17.10	46,032,319
Partner International Stock	8,585,035	16.88	144,934,528
Partner All Cap	1,041,144	15.80	16,452,932
Large Cap Growth	8,270,646	14.09	116,507,567
Large Cap Growth II	715,268	13.12	9,386,221
Partner Growth Stock	1,923,616	14.58	28,054,164
Large Cap Value	6,662,581	14.91	99,339,276
Large Cap Stock	12,509,901	13.19	165,022,606
Large Cap Index	6,385,374	14.24	90,904,597
Real Estate Securities	3,401,716	19.28	65,583,288
Balanced	4,498,404	12.73	57,242,831
High Yield	3,256,051	14.93	48,620,906
High Yield II	1,644,967	14.64	24,080,890
Income	5,647,357	11.50	64,967,317
Bond Index	6,108,047	10.76	65,745,200
Limited Maturity Bond	8,693,006	10.57	91,888,039
Mortgage Securities	2,142,821	10.46	22,421,356
Money Market	23,180,959	1.01	23,434,710

			1,512,787,125

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
PADB—1.35% Expense Ratio
Aggressive Allocation	7,344	11.34	83,293
Moderately Aggressive Allocation	78,349	11.11	870,515
Moderate Allocation	72,399	10.90	788,981
Moderately Conservative Allocation	4,943	10.64	52,598
Technology	18,486	15.88	293,571
Partner Small Cap Growth	24,460	16.48	403,169
Partner Small Cap Value	32,646	17.51	571,495
Small Cap Stock	54,650	17.92	979,292
Small Cap Index	50,972	17.62	898,316
Mid Cap Growth	99,525	16.11	1,603,094
Mid Cap Growth II	19,317	16.91	326,630
Partner Mid Cap Value	6,475	11.44	74,067
Mid Cap Stock	52,593	17.43	916,788
Mid Cap Index	61,174	17.02	1,041,292
Partner International Stock	212,719	16.80	3,574,139
Partner All Cap	37,637	15.73	591,958
Large Cap Growth	290,343	14.02	4,070,506
Large Cap Growth II	35,526	13.06	463,981
Partner Growth Stock	68,552	14.51	995,028
Large Cap Value	187,695	14.85	2,787,299
Large Cap Stock	262,659	13.13	3,448,408
Large Cap Index	130,512	14.17	1,849,220
Real Estate Securities	91,907	19.20	1,764,834
Balanced	231,421	12.66	2,930,919
High Yield	90,163	14.86	1,339,974
High Yield II	41,372	14.57	602,782
Income	187,348	11.45	2,145,045
Bond Index	125,813	10.71	1,347,800
Limited Maturity Bond	239,959	10.52	2,524,421
Mortgage Securities	73,904	10.42	770,204
Money Market	872,800	1.01	878,809

			40,988,428

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
EADB—1.30% Expense Ratio
Aggressive Allocation	5,953	11.35	67,535
Moderately Aggressive Allocation	33,510	11.11	372,444
Moderate Allocation	6,690	10.90	72,925
Moderately Conservative Allocation	27,387	10.65	291,538
Technology	10,296	15.91	163,772
Partner Small Cap Growth	14,502	16.51	239,417
Partner Small Cap Value	22,318	17.53	391,219
Small Cap Stock	36,504	17.95	655,163
Small Cap Index	17,905	17.65	316,048
Mid Cap Growth	36,780	16.13	593,375
Mid Cap Growth II	10,234	16.94	173,325
Partner Mid Cap Value	1,467	11.44	16,783
Mid Cap Stock	28,170	17.46	491,832
Mid Cap Index	16,239	17.05	276,857
Partner International Stock	96,941	16.83	1,631,410
Partner All Cap	5,754	15.75	90,642
Large Cap Growth	107,792	14.04	1,513,653
Large Cap Growth II	13,451	13.08	175,950
Partner Growth Stock	25,311	14.54	367,965
Large Cap Value	97,014	14.87	1,442,605
Large Cap Stock	162,051	13.15	2,130,912
Large Cap Index	38,561	14.19	547,235
Real Estate Securities	47,804	19.23	919,186
Balanced	93,268	12.68	1,183,099
High Yield	50,038	14.89	744,827
High Yield II	14,472	14.59	211,183
Income	67,071	11.47	769,146
Bond Index	75,463	10.73	809,697
Limited Maturity Bond	92,293	10.54	972,491
Mortgage Securities	23,426	10.44	244,460
Money Market	509,686	1.01	513,875

			18,390,569

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
MADB & PADB—1.40% Expense Ratio
Aggressive Allocation	75,293	11.34	853,655
Moderately Aggressive Allocation	268,093	11.11	2,977,720
Moderate Allocation	348,463	10.89	3,796,195
Moderately Conservative Allocation	160,782	10.64	1,710,423
Technology	83,423	15.86	1,322,728
Partner Small Cap Growth	91,779	16.46	1,510,373
Partner Small Cap Value	149,623	17.48	2,615,824
Small Cap Stock	310,354	17.89	5,552,596
Small Cap Index	277,998	17.60	4,891,591
Mid Cap Growth	310,942	16.08	5,000,577
Mid Cap Growth II	59,271	16.88	1,000,650
Partner Mid Cap Value	4,163	11.44	47,603
Mid Cap Stock	285,740	17.40	4,973,051
Mid Cap Index	286,230	16.99	4,864,423
Partner International Stock	831,334	16.78	13,946,212
Partner All Cap	102,619	15.70	1,611,434
Large Cap Growth	877,730	14.00	12,286,440
Large Cap Growth II	75,358	13.04	982,657
Partner Growth Stock	146,357	14.49	2,121,002
Large Cap Value	650,256	14.83	9,643,448
Large Cap Stock	1,264,541	13.11	16,575,735
Large Cap Index	662,581	14.15	9,373,226
Real Estate Securities	344,701	19.18	6,610,263
Balanced	585,035	12.64	7,397,671
High Yield	332,733	14.84	4,937,159
High Yield II	191,521	14.55	2,786,008
Income	550,631	11.43	6,294,478
Bond Index	653,438	10.70	6,988,999
Limited Maturity Bond	807,379	10.50	8,480,392
Mortgage Securities	266,104	10.41	2,769,531
Money Market	1,969,198	1.01	1,980,105

			155,902,169

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
MADB & EADB—1.35% Expense Ratio
Aggressive Allocation	17,714	11.34	200,903
Moderately Aggressive Allocation	125,657	11.11	1,396,148
Moderate Allocation	59,423	10.90	647,579
Moderately Conservative Allocation	28,067	10.64	298,684
Technology	43,973	15.88	698,332
Partner Small Cap Growth	35,236	16.48	580,794
Partner Small Cap Value	63,085	17.51	1,104,365
Small Cap Stock	97,125	17.92	1,740,426
Small Cap Index	59,819	17.62	1,054,226
Mid Cap Growth	129,708	16.11	2,089,277
Mid Cap Growth II	31,817	16.91	537,999
Partner Mid Cap Value	1,366	11.44	15,622
Mid Cap Stock	160,346	17.43	2,795,102
Mid Cap Index	76,693	17.02	1,305,442
Partner International Stock	306,698	16.80	5,153,230
Partner All Cap	40,047	15.73	629,854
Large Cap Growth	320,318	14.02	4,490,914
Large Cap Growth II	18,931	13.06	247,250
Partner Growth Stock	63,744	14.51	925,249
Large Cap Value	257,226	14.85	3,819,836
Large Cap Stock	455,556	13.13	5,980,936
Large Cap Index	227,562	14.17	3,224,316
Real Estate Securities	126,781	19.20	2,434,514
Balanced	184,269	12.66	2,333,740
High Yield	127,230	14.86	1,890,853
High Yield II	46,226	14.57	673,509
Income	198,409	11.45	2,271,688
Bond Index	282,860	10.71	3,030,194
Limited Maturity Bond	263,579	10.52	2,772,926
Mortgage Securities	89,927	10.42	937,182
Money Market	1,031,099	1.01	1,038,197

			56,319,287

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
PADB & EADB—1.50% Expense Ratio
Aggressive Allocation	1,213	11.33	13,740
Moderately Aggressive Allocation	9,983	11.10	110,807
Moderate Allocation	37,015	10.89	402,976
Moderately Conservative Allocation	—	10.63	—
Technology	1,343	15.81	21,225
Partner Small Cap Growth	3,108	16.40	50,986
Partner Small Cap Value	4,938	17.44	86,107
Small Cap Stock	10,204	17.83	181,987
Small Cap Index	10,164	17.54	178,281
Mid Cap Growth	9,881	16.03	158,409
Mid Cap Growth II	2,752	16.83	46,314
Partner Mid Cap Value	—	11.43	—
Mid Cap Stock	8,878	17.35	154,028
Mid Cap Index	7,624	16.94	129,153
Partner International Stock	27,940	16.72	467,239
Partner All Cap	3,762	15.65	58,894
Large Cap Growth	32,682	13.95	456,031
Large Cap Growth II	1,682	13.00	21,863
Partner Growth Stock	9,312	14.45	134,529
Large Cap Value	26,268	14.79	388,515
Large Cap Stock	44,730	13.07	584,472
Large Cap Index	25,602	14.10	361,034
Real Estate Securities	17,416	19.13	333,093
Balanced	15,515	12.60	195,570
High Yield	15,412	14.79	227,960
High Yield II	4,654	14.50	67,493
Income	17,384	11.40	198,094
Bond Index	56,646	10.66	603,953
Limited Maturity Bond	34,264	10.47	358,763
Mortgage Securities	14,918	10.38	154,849
Money Market	158,798	1.00	159,250

			6,305,615

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
MADB, PADB & EADB—1.55% Expense Ratio
Aggressive Allocation	136,020	11.33	1,540,621
Moderately Aggressive Allocation	369,663	11.10	4,101,727
Moderate Allocation	577,157	10.88	6,281,286
Moderately Conservative Allocation	146,983	10.63	1,562,055
Technology	230,872	15.78	3,643,283
Partner Small Cap Growth	189,156	16.38	3,098,106
Partner Small Cap Value	328,006	17.41	5,711,536
Small Cap Stock	642,240	17.81	11,435,988
Small Cap Index	410,319	17.51	7,185,686
Mid Cap Growth	598,668	16.01	9,582,249
Mid Cap Growth II	137,162	16.80	2,304,680
Partner Mid Cap Value	7,863	11.42	89,835
Mid Cap Stock	629,070	17.32	10,896,545
Mid Cap Index	508,438	16.91	8,599,869
Partner International Stock	1,305,069	16.70	21,790,052
Partner All Cap	258,791	15.63	4,044,546
Large Cap Growth	1,358,621	13.93	18,927,754
Large Cap Growth II	137,237	12.98	1,781,069
Partner Growth Stock	342,179	14.42	4,935,377
Large Cap Value	1,034,623	14.77	15,282,065
Large Cap Stock	2,766,727	13.05	36,094,710
Large Cap Index	989,541	14.08	13,932,245
Real Estate Securities	610,810	19.10	11,666,607
Balanced	1,056,828	12.58	13,300,080
High Yield	571,326	14.77	8,437,292
High Yield II	402,144	14.48	5,822,164
Income	977,799	11.38	11,124,623
Bond Index	1,101,029	10.65	11,720,497
Limited Maturity Bond	1,253,010	10.45	13,098,693
Mortgage Securities	340,288	10.37	3,527,454
Money Market	3,705,345	1.00	3,710,902

			275,229,596
Basic Death Benefits & RPA—1.65% Expense Ratio
Moderately Aggressive Allocation	71,063	11.09	787,979
Moderate Allocation	212,893	10.88	2,315,391
Moderately Conservative Allocation	148,869	10.62	1,581,041

			4,684,411
MADB & RPA—1.75% Expense Ratio
Moderately Aggressive Allocation	118,462	11.08	1,312,679
Moderate Allocation	211,100	10.87	2,294,348
Moderately Conservative Allocation	139,804	10.61	1,483,769

			5,090,796

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Death Claims
Aggressive Allocation	—	10.58	—
Moderately Aggressive Allocation	—	10.51	—
Moderate Allocation	—	10.44	—
Moderately Conservative Allocation	—	10.31	—
Technology	—	10.54	—
Partner Small Cap Growth	—	10.48	—
Partner Small Cap Value	—	10.33	—
Small Cap Stock	406	10.52	4,268
Small Cap Index	—	10.34	—
Mid Cap Growth	121	10.57	1,277
Mid Cap Growth II	—	10.57	—
Partner Mid Cap Value	—	10.49	—
Mid Cap Stock	—	10.61	—
Mid Cap Index	571	10.61	6,061
Partner International Stock	467	10.95	5,116
Partner All Cap	—	10.71	—
Large Cap Growth	519	10.45	5,426
Large Cap Growth II	—	10.46	—
Partner Growth Stock	—	10.53	—
Large Cap Value	191	10.50	2,002
Large Cap Stock	1,338	10.40	13,906
Large Cap Index	—	10.42	—
Real Estate Securities	128	10.59	1,360
Balanced	—	10.30	—
High Yield	154	10.15	1,561
High Yield II	—	10.14	—
Income	419	10.07	4,221
Bond Index	874	10.06	8,791
Limited Maturity Bond	876	10.03	8,790
Mortgage Securities	—	10.04	—
Money Market	4,563	1.01	4,586

			67,365

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Flexible Premium Deferred Variable Annuity—2005
Years 1-7 Basic Death Benefit only—1.25% Expense Ratio
Aggressive Allocation	649,945	11.35	7,376,367
Moderately Aggressive Allocation	1,980,898	11.12	22,024,038
Moderate Allocation	2,674,412	10.91	29,164,658
Moderately Conservative Allocation	1,320,867	10.65	14,065,734
Technology	39,065	11.73	458,050
Partner Small Cap Growth	65,277	11.85	773,403
Partner Small Cap Value	80,914	11.38	920,443
Small Cap Stock	150,257	11.59	1,741,511
Small Cap Index	145,192	11.52	1,672,812
Mid Cap Growth	101,960	11.88	1,211,344
Mid Cap Growth II	6,279	11.87	74,532
Partner Mid Cap Value	26,234	11.45	300,311
Mid Cap Stock	193,666	12.00	2,324,930
Mid Cap Index	112,914	11.65	1,315,165
Partner International Stock	625,612	11.68	7,305,834
Partner All Cap	69,893	12.01	839,097
Large Cap Growth	447,101	11.37	5,084,641
Large Cap Growth II	15,710	11.38	178,720
Partner Growth Stock	90,229	11.28	1,017,435
Large Cap Value	394,472	10.83	4,272,327
Large Cap Stock	324,629	10.89	3,534,438
Large Cap Index	330,750	10.82	3,577,861
Real Estate Securities	233,060	11.50	2,680,221
Balanced	92,534	10.54	975,321
High Yield	157,227	10.51	1,652,343
High Yield II	35,577	10.49	373,226
Income	316,696	10.10	3,197,751
Bond Index	226,366	10.05	2,276,082
Limited Maturity Bond	360,812	10.08	3,637,402
Mortgage Securities	72,319	10.04	726,408
Money Market	2,665,294	1.01	2,699,586

			127,451,991

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 MADB—1.45% Expense Ratio
Aggressive Allocation	1,009,613	11.33	11,442,963
Moderately Aggressive Allocation	3,768,285	11.10	41,840,382
Moderate Allocation	4,550,781	10.89	49,560,039
Moderately Conservative Allocation	1,610,234	10.63	17,124,169
Technology	47,320	11.71	554,100
Partner Small Cap Growth	41,556	11.83	491,693
Partner Small Cap Value	133,156	11.36	1,512,698
Small Cap Stock	258,318	11.57	2,989,942
Small Cap Index	179,300	11.51	2,063,014
Mid Cap Growth	87,790	11.86	1,041,599
Mid Cap Growth II	15,009	11.85	177,929
Partner Mid Cap Value	63,794	11.43	729,304
Mid Cap Stock	306,576	11.99	3,675,463
Mid Cap Index	201,206	11.63	2,340,395
Partner International Stock	883,864	11.66	10,307,836
Partner All Cap	79,900	11.99	957,953
Large Cap Growth	638,953	11.36	7,256,722
Large Cap Growth II	15,082	11.36	171,351
Partner Growth Stock	107,948	11.26	1,215,598
Large Cap Value	552,756	10.82	5,978,605
Large Cap Stock	561,236	10.87	6,102,334
Large Cap Index	374,420	10.80	4,044,831
Real Estate Securities	340,605	11.48	3,911,759
Balanced	191,037	10.53	2,010,863
High Yield	238,115	10.50	2,499,068
High Yield II	44,295	10.48	464,059
Income	463,600	10.08	4,674,792
Bond Index	298,851	10.04	3,000,881
Limited Maturity Bond	523,319	10.07	5,268,585
Mortgage Securities	119,481	10.03	1,198,514
Money Market	4,478,720	1.01	4,530,264

			199,137,705

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 PADB—1.65% Expense Ratio
Aggressive Allocation	9,059	11.32	102,538
Moderately Aggressive Allocation	52,310	11.09	580,037
Moderate Allocation	75,145	10.88	817,264
Moderately Conservative Allocation	17,775	10.62	188,779
Technology	136	11.69	1,588
Partner Small Cap Growth	131	11.82	1,554
Partner Small Cap Value	353	11.35	4,000
Small Cap Stock	2,224	11.56	25,708
Small Cap Index	3,900	11.49	44,809
Mid Cap Growth	34	11.85	406
Mid Cap Growth II	—	11.84	—
Partner Mid Cap Value	177	11.42	2,016
Mid Cap Stock	2,567	11.97	30,731
Mid Cap Index	6,753	11.62	78,439
Partner International Stock	12,031	11.65	140,121
Partner All Cap	242	11.97	2,903
Large Cap Growth	6,978	11.34	79,145
Large Cap Growth II	—	11.35	—
Partner Growth Stock	170	11.25	1,908
Large Cap Value	4,118	10.80	44,485
Large Cap Stock	8,413	10.86	91,351
Large Cap Index	11,527	10.79	124,363
Real Estate Securities	3,503	11.47	40,177
Balanced	880	10.51	9,252
High Yield	2,971	10.48	31,140
High Yield II	319	10.46	3,339
Income	4,916	10.07	49,502
Bond Index	7,702	10.03	77,233
Limited Maturity Bond	6,471	10.05	65,055
Mortgage Securities	547	10.02	5,481
Money Market	17,954	1.01	18,136

			2,661,460

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 EADB—1.50% Expense Ratio
Aggressive Allocation	8,454	11.33	95,786
Moderately Aggressive Allocation	11,209	11.10	124,419
Moderate Allocation	39,276	10.89	427,594
Moderately Conservative Allocation	27,795	10.63	295,487
Technology	—	11.71	—
Partner Small Cap Growth	429	11.83	5,077
Partner Small Cap Value	577	11.36	6,552
Small Cap Stock	1,984	11.57	22,951
Small Cap Index	230	11.50	2,650
Mid Cap Growth	367	11.86	4,350
Mid Cap Growth II	116	11.85	1,369
Partner Mid Cap Value	314	11.43	3,589
Mid Cap Stock	12,710	11.98	152,320
Mid Cap Index	271	11.63	3,150
Partner International Stock	2,590	11.66	30,197
Partner All Cap	2,144	11.99	25,701
Large Cap Growth	1,244	11.35	14,119
Large Cap Growth II	—	11.36	—
Partner Growth Stock	120	11.26	1,347
Large Cap Value	7,049	10.81	76,212
Large Cap Stock	1,748	10.87	19,000
Large Cap Index	214	10.80	2,308
Real Estate Securities	1,220	11.48	14,011
Balanced	3,940	10.52	41,456
High Yield	452	10.49	4,746
High Yield II	—	10.47	—
Income	5,601	10.08	56,457
Bond Index	—	10.04	—
Limited Maturity Bond	253	10.06	2,541
Mortgage Securities	—	10.03	—
Money Market	70,206	1.01	70,990

			1,504,379

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 MADB & PADB—1.75% Expense Ratio
Aggressive Allocation	66,059	11.31	747,207
Moderately Aggressive Allocation	176,645	11.08	1,957,399
Moderate Allocation	247,500	10.87	2,689,966
Moderately Conservative Allocation	81,431	10.61	864,248
Technology	2,553	11.69	29,832
Partner Small Cap Growth	1,083	11.81	12,788
Partner Small Cap Value	8,361	11.34	94,792
Small Cap Stock	25,510	11.55	294,677
Small Cap Index	8,808	11.48	101,141
Mid Cap Growth	8,531	11.84	101,014
Mid Cap Growth II	177	11.83	2,094
Partner Mid Cap Value	1,857	11.41	21,185
Mid Cap Stock	20,707	11.96	247,751
Mid Cap Index	14,225	11.61	165,132
Partner International Stock	35,356	11.64	411,503
Partner All Cap	13,307	11.97	159,221
Large Cap Growth	28,458	11.33	322,549
Large Cap Growth II	389	11.34	4,409
Partner Growth Stock	3,206	11.24	36,026
Large Cap Value	21,636	10.79	233,540
Large Cap Stock	39,818	10.85	432,072
Large Cap Index	30,174	10.78	325,315
Real Estate Securities	28,359	11.46	325,038
Balanced	14,528	10.50	152,612
High Yield	11,963	10.47	125,300
High Yield II	1,778	10.46	18,591
Income	33,444	10.06	336,557
Bond Index	17,483	10.02	175,205
Limited Maturity Bond	18,391	10.05	184,784
Mortgage Securities	8,344	10.01	83,527
Money Market	298,193	1.01	301,018

			10,956,493

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 MADB & EADB—1.60% Expense Ratio
Aggressive Allocation	71,768	11.32	812,603
Moderately Aggressive Allocation	90,903	11.09	1,008,311
Moderate Allocation	74,057	10.88	805,698
Moderately Conservative Allocation	37,972	10.62	403,407
Technology	307	11.70	3,597
Partner Small Cap Growth	2,672	11.82	31,587
Partner Small Cap Value	802	11.35	9,097
Small Cap Stock	7,367	11.56	85,191
Small Cap Index	1,588	11.49	18,248
Mid Cap Growth	4,322	11.85	51,225
Mid Cap Growth II	123	11.84	1,458
Partner Mid Cap Value	772	11.42	8,817
Mid Cap Stock	6,880	11.98	82,396
Mid Cap Index	3,837	11.62	44,582
Partner International Stock	18,128	11.65	211,203
Partner All Cap	2,128	11.98	25,482
Large Cap Growth	17,907	11.35	203,167
Large Cap Growth II	—	11.35	—
Partner Growth Stock	5,766	11.25	64,863
Large Cap Value	11,015	10.81	119,013
Large Cap Stock	16,972	10.86	184,351
Large Cap Index	9,670	10.79	104,362
Real Estate Securities	5,066	11.47	58,124
Balanced	1,768	10.52	18,592
High Yield	9,682	10.48	101,516
High Yield II	—	10.47	—
Income	19,379	10.07	195,218
Bond Index	6,617	10.03	66,375
Limited Maturity Bond	16,298	10.06	163,918
Mortgage Securities	4,411	10.02	44,198
Money Market	46,123	1.01	46,607

			4,973,206

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 PADB & EADB—1.80% Expense Ratio
Aggressive Allocation	44	11.31	500
Moderately Aggressive Allocation	—	11.08	—
Moderate Allocation	4,662	10.86	50,648
Moderately Conservative Allocation	—	10.61	—
Technology	—	11.68	—
Partner Small Cap Growth	413	11.80	4,874
Partner Small Cap Value	738	11.33	8,361
Small Cap Stock	57	11.55	660
Small Cap Index	417	11.48	4,784
Mid Cap Growth	1,052	11.84	12,453
Mid Cap Growth II	—	11.83	—
Partner Mid Cap Value	—	11.41	—
Mid Cap Stock	56	11.96	665
Mid Cap Index	—	11.60	—
Partner International Stock	1,094	11.63	12,734
Partner All Cap	—	11.96	—
Large Cap Growth	—	11.33	—
Large Cap Growth II	—	11.33	—
Partner Growth Stock	1,097	11.23	12,326
Large Cap Value	2,278	10.79	24,581
Large Cap Stock	—	10.85	—
Large Cap Index	—	10.78	—
Real Estate Securities	1,579	11.46	18,089
Balanced	—	10.50	—
High Yield	573	10.47	6,002
High Yield II	—	10.45	—
Income	—	10.06	—
Bond Index	1,779	10.02	17,822
Limited Maturity Bond	—	10.04	—
Mortgage Securities	—	10.01	—
Money Market	55,160	1.01	55,665

			230,164

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 MADB, PADB & EADB—1.90% Expense Ratio
Aggressive Allocation	90,394	11.30	1,021,442
Moderately Aggressive Allocation	320,092	11.07	3,543,374
Moderate Allocation	544,111	10.86	5,907,766
Moderately Conservative Allocation	289,729	10.60	3,071,868
Technology	5,026	11.67	58,675
Partner Small Cap Growth	4,357	11.80	51,401
Partner Small Cap Value	4,990	11.33	56,513
Small Cap Stock	16,995	11.54	196,121
Small Cap Index	13,900	11.47	159,451
Mid Cap Growth	11,576	11.83	136,936
Mid Cap Growth II	2,670	11.82	31,560
Partner Mid Cap Value	2,329	11.40	26,547
Mid Cap Stock	21,489	11.95	256,852
Mid Cap Index	11,859	11.60	137,531
Partner International Stock	36,127	11.63	420,054
Partner All Cap	3,667	11.95	43,833
Large Cap Growth	34,588	11.32	391,646
Large Cap Growth II	1,844	11.33	20,889
Partner Growth Stock	7,422	11.23	83,330
Large Cap Value	29,811	10.78	321,461
Large Cap Stock	36,454	10.84	395,177
Large Cap Index	12,954	10.77	139,516
Real Estate Securities	41,915	11.45	479,931
Balanced	12,024	10.49	126,184
High Yield	12,855	10.46	134,513
High Yield II	201	10.44	2,097
Income	21,157	10.05	212,699
Bond Index	16,695	10.01	167,133
Limited Maturity Bond	17,074	10.04	171,380
Mortgage Securities	5,919	10.00	59,197
Money Market	55,002	1.01	55,468

			17,880,545

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 Basic Death Benefit & RPA—2.00% Expense Ratio
Moderately Aggressive Allocation	551,097	11.08	6,104,644
Moderate Allocation	1,016,135	10.86	11,040,217
Moderately Conservative Allocation	1,200,722	10.61	12,739,226

			29,884,087
Years 1-7 MADB & RPA—2.20% Expense Ratio
Moderately Aggressive Allocation	537,064	11.06	5,941,225
Moderate Allocation	1,328,061	10.85	14,409,898
Moderately Conservative Allocation	1,252,329	10.60	13,268,930

			33,620,053
Death Claims
Aggressive Allocation	—	10.58	—
Moderately Aggressive Allocation	—	10.51	—
Moderate Allocation	—	10.44	—
Moderately Conservative Allocation	—	10.31	—
Technology	—	10.54	—
Partner Small Cap Growth	—	10.48	—
Partner Small Cap Value	—	10.33	—
Small Cap Stock	—	10.52	—
Small Cap Index	—	10.34	—
Mid Cap Growth	—	10.57	—
Mid Cap Growth II	—	10.57	—
Partner Mid Cap Value	—	10.49	—
Mid Cap Stock	—	10.61	—
Mid Cap Index	—	10.61	—
Partner International Stock	—	10.95	—
Partner All Cap	—	10.71	—
Large Cap Growth	—	10.45	—
Large Cap Growth II	—	10.46	—
Partner Growth Stock	—	10.53	—
Large Cap Value	—	10.50	—
Large Cap Stock	—	10.40	—
Large Cap Index	—	10.42	—
Real Estate Securities	—	10.59	—
Balanced	—	10.30	—
High Yield	—	10.15	—
High Yield II	—	10.14	—
Income	—	10.07	—
Bond Index	—	10.06	—
Limited Maturity Bond	—	10.03	—
Mortgage Securities	—	10.04	—
Money Market	—	1.01	—

			—

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 MADB & EADB—1.60% Expense Ratio
Aggressive Allocation	71,768	11.32	812,603
Moderately Aggressive Allocation	90,903	11.09	1,008,311
Moderate Allocation	74,057	10.88	805,698
Moderately Conservative Allocation	37,972	10.62	403,407
Technology	307	11.70	3,597
Partner Small Cap Growth	2,672	11.82	31,587
Partner Small Cap Value	802	11.35	9,097
Small Cap Stock	7,367	11.56	85,191
Small Cap Index	1,588	11.49	18,248
Mid Cap Growth	4,322	11.85	51,225
Mid Cap Growth II	123	11.84	1,458
Partner Mid Cap Value	772	11.42	8,817
Mid Cap Stock	6,880	11.98	82,396
Mid Cap Index	3,837	11.62	44,582
Partner International Stock	18,128	11.65	211,203
Partner All Cap	2,128	11.98	25,482
Large Cap Growth	17,907	11.35	203,167
Large Cap Growth II	—	11.35	—
Partner Growth Stock	5,766	11.25	64,863
Large Cap Value	11,015	10.81	119,013
Large Cap Stock	16,972	10.86	184,351
Large Cap Index	9,670	10.79	104,362
Real Estate Securities	5,066	11.47	58,124
Balanced	1,768	10.52	18,592
High Yield	9,682	10.48	101,516
High Yield II	—	10.47	—
Income	19,379	10.07	195,218
Bond Index	6,617	10.03	66,375
Limited Maturity Bond	16,298	10.06	163,918
Mortgage Securities	4,411	10.02	44,198
Money Market	46,123	1.01	46,607

			4,973,206

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 PADB & EADB—1.80% Expense Ratio
Aggressive Allocation	44	11.31	500
Moderately Aggressive Allocation	—	11.08	—
Moderate Allocation	4,662	10.86	50,648
Moderately Conservative Allocation	—	10.61	—
Technology	—	11.68	—
Partner Small Cap Growth	413	11.80	4,874
Partner Small Cap Value	738	11.33	8,361
Small Cap Stock	57	11.55	660
Small Cap Index	417	11.48	4,784
Mid Cap Growth	1,052	11.84	12,453
Mid Cap Growth II	—	11.83	—
Partner Mid Cap Value	—	11.41	—
Mid Cap Stock	56	11.96	665
Mid Cap Index	—	11.60	—
Partner International Stock	1,094	11.63	12,734
Partner All Cap	—	11.96	—
Large Cap Growth	—	11.33	—
Large Cap Growth II	—	11.33	—
Partner Growth Stock	1,097	11.23	12,326
Large Cap Value	2,278	10.79	24,581
Large Cap Stock	—	10.85	—
Large Cap Index	—	10.78	—
Real Estate Securities	1,579	11.46	18,089
Balanced	—	10.50	—
High Yield	573	10.47	6,002
High Yield II	—	10.45	—
Income	—	10.06	—
Bond Index	1,779	10.02	17,822
Limited Maturity Bond	—	10.04	—
Mortgage Securities	—	10.01	—
Money Market	55,160	1.01	55,665

			230,164

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 MADB, PADB & EADB—1.90% Expense Ratio
Aggressive Allocation	90,394	11.30	1,021,442
Moderately Aggressive Allocation	320,092	11.07	3,543,374
Moderate Allocation	544,111	10.86	5,907,766
Moderately Conservative Allocation	289,729	10.60	3,071,868
Technology	5,026	11.67	58,675
Partner Small Cap Growth	4,357	11.80	51,401
Partner Small Cap Value	4,990	11.33	56,513
Small Cap Stock	16,995	11.54	196,121
Small Cap Index	13,900	11.47	159,451
Mid Cap Growth	11,576	11.83	136,936
Mid Cap Growth II	2,670	11.82	31,560
Partner Mid Cap Value	2,329	11.40	26,547
Mid Cap Stock	21,489	11.95	256,852
Mid Cap Index	11,859	11.60	137,531
Partner International Stock	36,127	11.63	420,054
Partner All Cap	3,667	11.95	43,833
Large Cap Growth	34,588	11.32	391,646
Large Cap Growth II	1,844	11.33	20,889
Partner Growth Stock	7,422	11.23	83,330
Large Cap Value	29,811	10.78	321,461
Large Cap Stock	36,454	10.84	395,177
Large Cap Index	12,954	10.77	139,516
Real Estate Securities	41,915	11.45	479,931
Balanced	12,024	10.49	126,184
High Yield	12,855	10.46	134,513
High Yield II	201	10.44	2,097
Income	21,157	10.05	212,699
Bond Index	16,695	10.01	167,133
Limited Maturity Bond	17,074	10.04	171,380
Mortgage Securities	5,919	10.00	59,197
Money Market	55,002	1.01	55,468

			17,880,545

Thrivent Variable Annuity Account I

Notes To Financial Statements—(Continued)

(7) Unit Fair Value—continued

Year Ended December 31, 2005	Units	Unit Value	Net Assets
Years 1-7 Basic Death Benefit & RPA—2.00% Expense Ratio
Moderately Aggressive Allocation	551,097	11.08	6,104,644
Moderate Allocation	1,016,135	10.86	11,040,217
Moderately Conservative Allocation	1,200,722	10.61	12,739,226

			29,884,087
Years 1-7 MADB & RPA—2.20% Expense Ratio
Moderately Aggressive Allocation	537,064	11.06	5,941,225
Moderate Allocation	1,328,061	10.85	14,409,898
Moderately Conservative Allocation	1,252,329	10.60	13,268,930

			33,620,053
Death Claims
Aggressive Allocation	—	10.58	—
Moderately Aggressive Allocation	—	10.51	—
Moderate Allocation	—	10.44	—
Moderately Conservative Allocation	—	10.31	—
Technology	—	10.54	—
Partner Small Cap Growth	—	10.48	—
Partner Small Cap Value	—	10.33	—
Small Cap Stock	—	10.52	—
Small Cap Index	—	10.34	—
Mid Cap Growth	—	10.57	—
Mid Cap Growth II	—	10.57	—
Partner Mid Cap Value	—	10.49	—
Mid Cap Stock	—	10.61	—
Mid Cap Index	—	10.61	—
Partner International Stock	—	10.95	—
Partner All Cap	—	10.71	—
Large Cap Growth	—	10.45	—
Large Cap Growth II	—	10.46	—
Partner Growth Stock	—	10.53	—
Large Cap Value	—	10.50	—
Large Cap Stock	—	10.40	—
Large Cap Index	—	10.42	—
Real Estate Securities	—	10.59	—
Balanced	—	10.30	—
High Yield	—	10.15	—
High Yield II	—	10.14	—
Income	—	10.07	—
Bond Index	—	10.06	—
Limited Maturity Bond	—	10.03	—
Mortgage Securities	—	10.04	—
Money Market	—	1.01	—

			—

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

	Part A:	None

	Part B:	Financial Statements of Depositor. (*) Financial Statements of Thrivent Variable Annuity Account I. (*)

(b)	Exhibits:

	1.	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”). (1)

	2.	Not Applicable.

	3.	(a)	Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (2)

		(b)	Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc. (*)

	4.	(a)	Contract. (2) (4)

		(b)	Amendatory Agreement (Unisex Endorsement). (1) (4)

		(c)	Tax Sheltered Annuity Endorsement. (2) (4)

		(d)	Individual Retirement Annuity Endorsement. (2) (4)

		(e)	Roth Individual Retirement Annuity Endorsement. (2) (4)

		(f)	SIMPLE Individual Retirement Annuity Endorsement. (2) (4)

		(g)	Variable Settlement Agreement. (2)

		(h)	Amendatory Agreement (Inforce-Return Protection Allocations)(4)

	5.	(a)	Contract Application Form. (1) (4)

		(b)	Application for Variable Settlement Agreement. (2)

		(c)	New Account Suitability Form (4)

	6.	Articles of Incorporation and Bylaws of Depositor. (3)

	7.	Not Applicable.

	8.	Participation Agreement between the Depositor and the Fund as of December 15, 2003. (3)

	9.	Opinion of Counsel as to the legality of the securities being registered (including written consent). (*)

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10.	Consent of Ernst & Young LLP. (*)

11.	Not Applicable.

12.	Not Applicable.

13.

Power of Attorney for Richard E. Beumer, Dr. Addie J. Butler, Robert H. Hoffman, James M. Hushagen, F. Mark Kuhlmann, Timothy J. Lehman, Richard C. Lundell, John P. McDaniel, Paul W. Middeke, Frank H. Moeller, Bruce J. Nicholson, Dr. Kurt M. Senske, Dr. Albert K. Siu, Allan R. Spies, Adrian M. Tocklin, Paul B. Zastrow, Thomas R. Zehnder, and Randall L. Boushek. (*)

(1)	Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333- 89488, filed May 31, 2002.

(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, filed October 1, 2002.

(3)	Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004.

(4)	Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Registrant, file no. 333-89488, filed on February 24, 2005.

(*)	Filed herewith

Item 25.	Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor

Bruce J. Nicholson	Chairman of the Board, President & CEO

Richard E. Beumer 13013 Wheatfield Farm Road Town & Country, Missouri 63141	Director

Dr. Addie J. Butler Community College of Philadelphia 1700 Spring Garden Street Philadelphia, Pennsylvania 19130	Director

2

Robert H. Hoffman Taylor Corporation 1725 Roe Crest Drive P.O. Box 37208 North Mankato, Minnesota 56002-3728	Director

James M. Hushagen Eisenhower & Carlson, PLLC 1201 Pacific Avenue, Suite 1200 Tacoma, Washington 98402-4395	Director

F. Mark Kuhlmann SSE Inc. 77 West Port Plaza, Suite 500 St. Louis, Missouri 63146	Director

Timothy J. Lehman Kimberly Clark 2001 Marathon Avenue Neenah, Wisconsin 54956	Director

Richard C. Lundell 7341 Dogwood Excelsior, Minnesota 55331	Director

John P. McDaniel MedStar Health 5565 Sterrett Place Columbia, Maryland 21044	Director

Paul W. Middeke The Lutheran Church - Missouri Synod Worker Benefit Plans 1333 South Kirkwood Road St. Louis, Missouri 63121	Director

Frank H. Moeller St. David’s Community Health Foundation 811 Barton Springs, Suite 600 Austin, Texas 78704	Director

Dr. Kurt M. Senske Lutheran Social Services 8305 Cross Park Drive Austin, Texas 78754-5154	Director

Dr. Albert K. Siu Boston Scientific 1 Boston Scientific Place Mail Stop A6 Natick, Massachusetts 01761-1537	Director

3

Allan R. Spies 747 Detroit Street Denver, Colorado 80206	Director

Adrian M. Tocklin 4961 Bacopa Lane, Suite 801 St. Petersburg, Florida 33715	Director

Rev. Thomas R. Zehnder PO Box 135 8435 West Pine Ridge Circle Baileys Harbor, Wisconsin 54202-0315	Director

Pamela J. Moret	Executive Vice President, Strategic Planning, Marketing and Products

Jon M. Stellmacher 4321 North Ballard Road Appleton, WI 54919	Executive Vice President, Chief Administrative Officer

David M. Anderson 4321 North Ballard Road Appleton, WI 54919	Senior Vice President, Financial Services Operations

Randall L. Boushek	Senior Vice President and Chief Financial Officer

Bradford L. Hewitt	Senior Vice President, Fraternal Operations

Katie S. Kloster	Vice President and Rule 206(4)-7 Chief Compliance Officer

Jennifer H. Martin	Senior Vice President, Human Resources

Teresa J. Rasmussen	Senior Vice President, General Counsel, and Secretary

Nikki L. Sorum	Senior Vice President, Business Development

Russell W. Swansen	Senior Vice President and Chief Investment Officer

James A. Thomsen	Senior Vice President, Field Distribution

Marie A. Uhrich	Senior Vice President, Communications

Paul B. Zastrow	Vice President and Treasurer

Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

4

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial for Lutherans	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding Company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent for the Thrivent Mutual Funds	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency, Inc.	Licensed life and health insurance agency	Minnesota

Generation Way, Inc.	Currently not engaged in any form of business	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Asset Management, LLC	Limited liability company	Delaware

Item 27.	Number of Contract Owners

There were 100,944 Contract Owners as of March 31, 2006.

Item 28.	Indemnification

Section 33 of Depositor’s Bylaws; Section E, subsection (viii) of Article VIII of the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the

5

Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Other activity. Thrivent Investment Management is the principal underwriter of the Contracts.

(b)

Management. The directors and officers of Thrivent Investment Management are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919	Director and Senior Vice President

Randall L. Boushek	Director

Jennifer R. Relien	General Counsel and Secretary

James A. Thomsen	Director and Senior Vice President

6

Steven R. Wendt	Vice President and Chief Compliance Officer

Brian W. Picard 4321 North Ballard Road Appleton, WI 54979	Privacy and Anti-Money Laundering Officer

Kurt S. Tureson	Vice President, Chief Financial Officer and Treasurer

Marnie Loomans-Thuecks	Vice President

Thomas C. Schinke	Vice President

Vernon L. Hanson	Vice President

Thomas M. Kopatz	Vice President

(c)	Not Applicable.

Item 30.	Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

7

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 20th day of April 2006.

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Registrant)

By	THRIVENT FINANCIAL FOR LUTHERANS
(Depositor)

By	*
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 20th day of April 2006.

THRIVENT FINANCIAL FOR LUTHERANS
(Depositor)

By *
Bruce J. Nicholson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed on the 20th day of April 2006 by the following directors and officers of Depositor in the capacities indicated:

*	President and Chief Executive Officer
Bruce J. Nicholson	(Principal Executive Officer)

*	Senior Vice President and Chief Financial Officer
Randall L. Boushek	(Principal Financial Officer)

*	Vice President and Treasurer
Paul B. Zastrow	(Principal Accounting Officer)

9

A Majority of the Board of Directors:*

Richard E. Beumer	Richard C. Lundell	Dr. Albert K. Siu
Dr. Addie J. Butler	John P. McDaniel	Allan R. Spies
Robert H. Hoffman	Paul W. Middeke	Adrian M. Tocklin
James M. Hushagen	Frank H. Moeller	Rev. Thomas R. Zehnder
F. Mark Kuhlmann	Bruce J. Nicholson
Timohy J. Lehman	Dr. Kurt M. Senske

*

James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland
James M. Odland, Attorney-in-Fact

10

INDEX TO EXHIBITS

THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.

3.(b)	Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc.

9.	Opinion and Consent of Counsel

10.	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP

13.	Powers of Attorney

11